UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811- 07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	October 31, 2016

Date of reporting period:	July 31, 2016

Item 1. Schedule of Investments:

Putnam Absolute Return 700 Fund

The fund's portfolio
7/31/16 (Unaudited)

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (42.2%)(a)
			Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (1.0%)

Government National Mortgage Association Pass-Through Certificates 3.50%, TBA, 8/1/46			$12,000,000	$12,755,626

				12,755,626
U.S. Government Agency Mortgage Obligations (41.2%)

Federal Home Loan Mortgage Corporation Pass-Through Certificates

3.50%, TBA, 8/1/46			$1,000,000	1,055,313

3.50%, October 1, 2025(i)			218,067	$232,701

Federal National Mortgage Association Pass-Through Certificates
5.50%, 1/1/38			1,536,726	1,740,738
5.50%, TBA, 8/1/46			1,000,000	1,122,813
4.50%, 11/1/44			1,457,340	1,615,826
4.50%, TBA, 8/1/46			1,000,000	1,090,391
4.00%, TBA, 8/1/46			1,000,000	1,071,953
3.50%, with due dates from 6/1/42 to 1/1/46			3,550,726	3,800,238
3.50%, TBA, 9/1/46			24,000,000	25,314,374
3.50%, TBA, 8/1/46			24,000,000	25,348,126
3.00%, with due dates from 2/1/43 to 2/1/43			1,491,650	1,557,026
3.00%, TBA, 9/1/46			158,000,000	164,091,643
3.00%, TBA, 8/1/46			280,000,000	291,396,868
2.50%, TBA, 8/1/46			17,000,000	17,260,313

				536,698,323

Total U.S. government and agency mortgage obligations (cost $547,483,248)				$549,453,949

U.S. TREASURY OBLIGATIONS (0.0%)(a)
			Principal amount	Value

U.S. Treasury Notes 1.625%, February 15, 2026(i)			$231,000	$232,693

Total U.S. treasury obligations (cost $232,693)				$232,693

COMMON STOCKS (35.9%)(a)
			Shares	Value

Basic materials (1.9%)

Ashland, Inc.			4,500	$509,580

Bemis Co., Inc.			12,700	648,208

Braskem SA Class A (Preference) (Brazil)			383,900	2,195,135

China Lesso Group Holdings, Ltd. (China)			2,194,000	1,241,449

China Railway Construction Corp., Ltd. (China)(NON)			2,240,000	2,685,090

Hyosung Corp. (South Korea)			24,428	3,031,283

IRPC PCL (Thailand)			7,946,100	944,498

Lee & Man Paper Manufacturing, Ltd. (China)			465,000	358,412

Lotte Chemical Corp. (South Korea)			1,679	454,918

Novolipetsk Steel OJSC GDR (Russia)			157,710	2,278,910

PTT Global Chemical PCL (Thailand)			1,729,800	3,004,660

Reliance Steel & Aluminum Co.			8,300	651,052

Sappi, Ltd. (South Africa)(NON)			144,748	736,396

Sherwin-Williams Co. (The)			6,300	1,888,299

Siam Cement PCL (The) (Thailand)			62,450	918,013

Sinopec Shanghai Petrochemical Co., Ltd. (China)			4,700,000	2,289,905

Sonoco Products Co.			10,600	539,858

				24,375,666
Capital goods (2.2%)

Allison Transmission Holdings, Inc.			37,600	1,083,632

Avery Dennison Corp.			24,700	1,923,883

Berry Plastics Group, Inc.(NON)			12,600	516,600

BWX Technologies, Inc.			14,300	526,383

Carlisle Cos., Inc.			4,200	433,818

China Communications Construction Co., Ltd. (China)(NON)			1,118,000	1,221,984

China Railway Group, Ltd. (China)(NON)			3,704,000	2,788,121

Crown Holdings, Inc.(NON)			13,600	720,392

General Dynamics Corp.			16,500	2,423,685

Honeywell International, Inc.			36,300	4,222,779

Northrop Grumman Corp.			21,500	4,657,545

Raytheon Co.			34,700	4,841,691

Waste Management, Inc.			54,700	3,616,764

				28,977,277
Communication services (2.7%)

AT&T, Inc.			47,900	2,073,591

China Mobile, Ltd. (China)			77,000	949,300

Comcast Corp. Class A			30,200	2,030,950

DISH Network Corp. Class A(NON)			279,373	14,924,106

Juniper Networks, Inc.			121,100	2,747,759

KT Corp. (South Korea)			1,836	52,040

Telekomunikasi Indonesia Persero Tbk PT (Indonesia)			11,274,100	3,640,832

Telkom SA SOC, Ltd. (South Africa)			437,959	2,032,477

Verizon Communications, Inc.			126,617	7,015,848

				35,466,903
Consumer cyclicals (4.1%)

Alfa SAB de CV (Mexico)			445,483	727,028

Aramark			9,600	344,160

Automatic Data Processing, Inc.			50,300	4,474,185

AutoZone, Inc.(NON)			4,600	3,744,262

Carter's, Inc.			5,500	556,875

CBS Corp. Class B (non-voting shares)			32,500	1,697,150

China Dongxiang Group Co., Ltd. (China)			2,738,000	539,949

Clorox Co. (The)			2,600	340,782

Dollar General Corp.			47,400	4,490,676

Foschini Group, Ltd. (The) (South Africa)			69,656	747,681

Hankook Tire Co., Ltd. (South Korea)			7,015	339,430

Hasbro, Inc.			23,000	1,868,290

Home Depot, Inc. (The)			5,100	705,024

Hyatt Hotels Corp. Class A(NON)			10,100	509,444

Imperial Holdings, Ltd. (South Africa)			28,849	344,453

Interpublic Group of Cos., Inc. (The)			58,600	1,351,316

Itausa - Investimentos Itau SA (Brazil)			740,100	1,908,227

John Wiley & Sons, Inc. Class A			5,600	323,120

Kia Motors Corp. (South Korea)			73,296	2,758,047

Kimberly-Clark Corp.			3,900	505,245

Kimberly-Clark de Mexico SAB de CV Class A (Mexico)			1,188,369	2,686,031

Lowe's Cos., Inc.			53,700	4,418,436

Madison Square Garden Co. (The) Class A(NON)			1,300	237,627

Mr Price Group, Ltd. (South Africa)			119,933	1,977,680

News Corp. Class B			15,300	205,632

Omnicom Group, Inc.			1,772	145,818

PVH Corp.			4,600	464,876

Scotts Miracle-Gro Co. (The) Class A			5,400	398,250

ServiceMaster Global Holdings, Inc.(NON)			24,800	938,184

Smiles SA (Brazil)			195,100	3,126,510

TJX Cos., Inc. (The)			31,800	2,598,696

Top Glove Corp. Bhd (Malaysia)			674,800	711,188

Truworths International, Ltd. (South Africa)			318,523	2,048,414

Twenty-First Century Fox, Inc.			98,800	2,632,032

Vail Resorts, Inc.			1,200	171,684

Vantiv, Inc. Class A(NON)			45,400	2,486,558

World Fuel Services Corp.			9,100	433,160

				53,956,120
Consumer staples (3.9%)

Altria Group, Inc.			88,431	5,986,779

Arca Continental SAB de CV (Mexico)			266,323	1,711,711

Church & Dwight Co., Inc.			7,300	717,152

Colgate-Palmolive Co.			49,800	3,706,614

Constellation Brands, Inc. Class A			2,300	378,649

CVS Health Corp.			43,600	4,042,592

General Mills, Inc.			48,900	3,515,421

Gruma SAB de CV Class B (Mexico)			194,488	2,800,005

Grupo Lala SAB de CV (Mexico)			778,772	1,689,208

Gudang Garam Tbk PT (Indonesia)			182,900	942,881

Hershey Co. (The)			32,600	3,610,776

JBS SA (Brazil)			837,451	2,815,265

KT&G Corp. (South Korea)			31,607	3,414,228

LG Household & Health Care, Ltd. (South Korea)			3,540	3,185,573

McDonald's Corp.			42,168	4,961,065

New Oriental Education & Technology Group, Inc. ADR (China)			15,940	702,316

PepsiCo, Inc.			3,500	381,220

Philip Morris International, Inc.			1,500	150,390

Pool Corp.			4,300	439,804

Procter & Gamble Co. (The)			18,700	1,600,533

Sao Martinho SA (Brazil)			44,401	727,144

Sysco Corp.			60,300	3,122,937

US Foods Holding Corp.(NON)			5,900	142,544

				50,744,807
Energy (2.0%)

Bangchak Petroleum PCL (The) (Thailand)			1,658,800	1,595,458

Dril-Quip, Inc.(NON)			4,100	223,163

Exxon Mobil Corp.			101,831	9,057,867

FMC Technologies, Inc.(NON)			35,500	900,990

Formosa Petrochemical Corp. (Taiwan)			985,000	2,801,679

Phillips 66			15,200	1,156,112

Schlumberger, Ltd.			68,100	5,483,412

SK Innovation Co., Ltd. (South Korea)			16,248	2,117,759

Thai Oil PCL (Thailand)			1,201,400	2,095,465

Vantage Drilling International (Units) (Cayman Islands)(NON)			1,527	132,849

				25,564,754
Financials (7.2%)

Aflac, Inc.			20,500	1,481,740

Agricultural Bank of China, Ltd. (China)			8,105,000	2,977,321

Alleghany Corp.(NON)			500	271,750

Allstate Corp. (The)			7,600	519,308

Ally Financial, Inc.(NON)			42,300	763,092

American Capital Agency Corp.(R)			138,700	2,717,133

American Financial Group, Inc.			4,700	343,570

Annaly Capital Management, Inc.(R)			127,000	1,394,460

Aspen Insurance Holdings, Ltd.			10,900	500,964

Associated Banc-Corp.			9,300	172,980

Assured Guaranty, Ltd.			10,900	292,011

Banco Bradesco SA ADR (Brazil)			277,834	2,417,156

Bank Negara Indonesia Persero Tbk PT (Indonesia)			4,967,700	2,029,026

Bank of Communications Co., Ltd. (China)			4,208,000	2,836,647

Bank of New York Mellon Corp. (The)			36,700	1,445,980

Bank Rakyat Indonesia Persero Tbk PT (Indonesia)			3,922,600	3,451,385

Berkshire Hathaway, Inc. Class B(NON)			17,500	2,524,725

Brandywine Realty Trust(R)			17,600	296,912

Broadridge Financial Solutions, Inc.			14,400	974,592

Capital One Financial Corp.			24,400	1,636,752

Chimera Investment Corp.(R)			56,500	948,070

China Cinda Asset Management Co., Ltd. (China)			6,485,000	2,106,388

China Construction Bank Corp. (China)			4,196,000	2,812,332

China Galaxy Securities Co., Ltd. (China)			1,965,000	1,699,468

Chongqing Rural Commercial Bank Co., Ltd. (China)			4,408,000	2,312,405

CoreLogic, Inc.(NON)			12,300	495,444

Corporate Office Properties Trust(R)			10,000	299,600

Discover Financial Services			34,400	1,955,296

Equity Commonwealth(NON)(R)			14,900	447,298

Equity Lifestyle Properties, Inc.(R)			4,700	386,528

Equity One, Inc.(R)			9,900	329,373

Equity Residential Trust(R)			22,500	1,529,775

Everest Re Group, Ltd.			4,686	885,701

Guangzhou R&F Properties Co., Ltd. (China)			2,034,800	3,079,057

Hanover Insurance Group, Inc. (The)			2,800	230,552

Highwealth Construction Corp. (Taiwan)			845,000	1,287,763

Highwoods Properties, Inc.(R)			9,100	507,052

Hyundai Marine & Fire Insurance Co., Ltd. (South Korea)			63,556	1,719,187

Industrial & Commercial Bank of China, Ltd. (China)(NON)			3,517,000	1,990,053

Industrial Bank of Korea (South Korea)			141,509	1,497,015

Intercontinental Exchange, Inc.			6,000	1,585,200

KB Financial Group, Inc. (South Korea)			6,074	190,872

Liberty Holdings, Ltd. (South Africa)			234,727	2,071,431

Liberty Property Trust(R)			10,900	451,042

Macerich Co. (The)(R)			8,500	758,540

Macquarie Mexico Real Estate Management SA de CV (Mexico)(R)			496,048	634,677

Marsh & McLennan Cos., Inc.			31,800	2,090,850

MFA Financial, Inc.(R)			73,700	554,224

Moscow Exchange MICEX-RTS OAO (Russia)(NON)			1,607,316	2,755,832

MRV Engenharia e Participacoes SA (Brazil)			62,800	262,441

People's Insurance Co. Group of China, Ltd. (China)			6,984,000	2,682,553

PNC Financial Services Group, Inc. (The)			42,800	3,537,420

Popular, Inc. (Puerto Rico)			18,000	606,420

Post Properties, Inc.(R)			4,600	292,514

Public Storage(R)			1,200	286,704

Regency Centers Corp.(R)			8,900	755,877

Reinsurance Group of America, Inc.			6,100	605,425

Retail Properties of America, Inc. Class A(R)			15,100	266,213

Sberbank of Russia PJSC ADR (Russia)			445,010	3,872,032

Shinhan Financial Group Co., Ltd. (South Korea)			26,836	957,102

SunTrust Banks, Inc.			32,100	1,357,509

TCF Financial Corp.			30,000	407,700

Travelers Cos., Inc. (The)			17,300	2,010,606

Two Harbors Investment Corp.(R)			73,500	643,125

U.S. Bancorp			40,800	1,720,536

Voya Financial, Inc.			47,300	1,212,299

Weingarten Realty Investors(R)			7,600	328,244

Wells Fargo & Co.			98,680	4,733,680

Western Alliance Bancorp(NON)			10,100	343,703

				93,540,632
Health care (3.5%)

AmerisourceBergen Corp.			15,600	1,328,964

C.R. Bard, Inc.			5,300	1,185,769

Charles River Laboratories International, Inc.(NON)			4,300	378,099

DaVita HealthCare Partners, Inc.(NON)			28,200	2,186,628

Intuitive Surgical, Inc.(NON)			3,800	2,643,888

Johnson & Johnson			70,485	8,826,837

McKesson Corp.			22,800	4,435,968

Merck & Co., Inc.			42,327	2,482,902

Pfizer, Inc.			195,500	7,211,995

Richter Gedeon Nyrt (Hungary)			144,823	3,060,593

St Shine Optical Co., Ltd. (Taiwan)			12,000	289,822

Thermo Fisher Scientific, Inc.			31,800	5,051,112

UnitedHealth Group, Inc.			36,500	5,226,800

VWR Corp.(NON)			8,500	266,220

Waters Corp.(NON)			2,100	333,753

				44,909,350
Technology (6.0%)

Agilent Technologies, Inc.			21,000	1,010,310

Alibaba Group Holding, Ltd. ADR (China)(NON)			12,737	1,050,548

Alphabet, Inc. Class A(NON)			9,500	7,517,730

Amdocs, Ltd.			19,300	1,126,348

Apple, Inc.			30,605	3,189,347

Applied Materials, Inc.			125,600	3,302,024

Cisco Systems, Inc.			204,000	6,228,120

CommerceHub, Inc.(NON)			17,700	247,800

eBay, Inc.(NON)			148,800	4,636,608

Everlight Electronics Co., Ltd. (Taiwan)			791,000	1,285,998

Fiserv, Inc.(NON)			25,900	2,858,324

Fitbit, Inc. Class A(NON)			79,000	1,079,140

Foxconn Technology Co., Ltd. (Taiwan)			886,000	2,145,406

Genpact, Ltd.(NON)			18,500	495,245

Hon Hai Precision Industry Co., Ltd. (Taiwan)			1,854,000	5,104,990

Intuit, Inc.			14,300	1,587,157

Inventec Corp. (Taiwan)			1,783,000	1,382,365

L-3 Communications Holdings, Inc.			5,300	803,639

Microsoft Corp.			27,123	1,537,332

Motorola Solutions, Inc.			11,900	825,622

MSCI, Inc.			4,500	387,180

NetEase, Inc. ADR (China)			18,826	3,845,587

Paychex, Inc.			67,800	4,019,184

Samsung Electronics Co., Ltd. (South Korea)			7,992	10,980,394

Synopsys, Inc.(NON)			19,300	1,045,288

Taiwan Semiconductor Manufacturing Co., Ltd. ADR (Taiwan)			125,657	3,490,751

Tencent Holdings, Ltd. (China)			157,300	3,781,250

Texas Instruments, Inc.			46,700	3,257,325

				78,221,012
Transportation (0.9%)

AirAsia Bhd (Malaysia)			255,500	183,912

China Southern Airlines Co., Ltd. (China)			3,644,000	2,404,784

Controladora Vuela Cia de Aviacion SAB de CV Class A (Mexico)(NON)			202,370	367,720

MISC Bhd (Malaysia)			902,200	1,664,543

OHL Mexico SAB de CV (Mexico)(NON)			454,815	626,068

Southwest Airlines Co.			25,800	954,858

United Parcel Service, Inc. Class B			47,599	5,145,452

				11,347,337
Utilities and power (1.5%)

AK Transneft OJSC (Preference) (Russia)(NON)			656	1,649,816

American Electric Power Co., Inc.			28,700	1,988,910

American Water Works Co., Inc.			12,000	990,960

Eversource Energy			12,400	725,276

Great Plains Energy, Inc.			21,200	631,336

Korea Electric Power Corp. (South Korea)			67,711	3,705,472

NiSource, Inc.			31,500	808,290

PG&E Corp.			44,800	2,864,512

Southern Co. (The)			46,900	2,509,150

Tenaga Nasional Bhd (Malaysia)			969,900	3,426,400

Westar Energy, Inc.			11,000	611,270

				19,911,392

Total common stocks (cost $420,947,711)				$467,015,250

MORTGAGE-BACKED SECURITIES (11.0%)(a)
			Principal amount	Value

Agency collateralized mortgage obligations (6.4%)

Federal Home Loan Mortgage Corporation
IFB Ser. 2990, Class LB, 15.715%, 6/15/34			$287,716	$374,677
IFB Ser. 3232, Class KS, IO, 5.819%, 10/15/36			475,375	81,259
IFB Ser. 4104, Class S, IO, 5.619%, 9/15/42			719,854	127,002
IFB Ser. 3116, Class AS, IO, 5.619%, 11/15/34			149,032	2,515
IFB Ser. 4096, Class SM, IO, 5.569%, 8/15/42			5,342,350	956,362
IFB Ser. 3852, Class NT, 5.519%, 5/15/41			1,665,182	1,749,877
Ser. 3687, Class CI, IO, 5.00%, 11/15/38			1,174,559	123,485
Ser. 4322, Class ID, IO, 4.50%, 5/15/43			5,506,465	627,985
Ser. 4122, Class TI, IO, 4.50%, 10/15/42			1,325,260	194,151
Ser. 4026, Class GI, IO, 4.50%, 9/15/41			5,454,257	772,012
Ser. 4568, Class MI, IO, 4.00%, 4/15/46			11,096,392	1,248,344
Ser. 4462, IO, 4.00%, 4/15/45			2,296,862	335,204
Ser. 4452, Class QI, IO, 4.00%, 11/15/44			5,392,539	697,660
Ser. 4355, Class DI, IO, 4.00%, 3/15/44			4,849,471	334,129
Ser. 4193, Class PI, IO, 4.00%, 3/15/43			3,221,029	461,174
Ser. 4121, Class MI, IO, 4.00%, 10/15/42			3,867,399	652,624
Ser. 4116, Class MI, IO, 4.00%, 10/1/42			3,272,561	493,784
Ser. 4213, Class GI, IO, 4.00%, 11/15/41			2,423,878	258,628
Ser. 3996, Class IK, IO, 4.00%, 3/15/39			4,087,740	331,707
Ser. 4369, Class IA, IO, 3.50%, 7/15/44			1,624,272	198,148
Ser. 303, Class C18, IO, 3.50%, 1/15/43			4,508,623	653,891
Ser. 4121, Class AI, IO, 3.50%, 10/15/42			6,134,562	1,047,505
Ser. 4122, Class CI, IO, 3.50%, 10/15/42			5,039,087	590,128
Ser. 4136, Class IW, IO, 3.50%, 10/15/42			3,299,236	421,651
Ser. 4097, Class PI, IO, 3.50%, 11/15/40			3,981,349	350,259
Ser. 4150, Class DI, IO, 3.00%, 1/15/43			3,079,355	331,031
Ser. 4158, Class TI, IO, 3.00%, 12/15/42			5,717,926	571,106
Ser. 4134, Class PI, IO, 3.00%, 11/15/42			7,459,825	803,945
Ser. 4183, Class MI, IO, 3.00%, 2/15/42			2,240,637	203,002
Ser. 4206, Class IP, IO, 3.00%, 12/15/41			4,567,620	480,272
FRB Ser. 8, Class A9, IO, 0.455%, 11/15/28			155,802	2,142
FRB Ser. 59, Class 1AX, IO, 0.273%, 10/25/43			399,529	4,042
Ser. 48, Class A2, IO, 0.212%, 7/25/33			592,934	4,424

Federal National Mortgage Association
IFB Ser. 05-74, Class NK, 25.061%, 5/25/35			53,355	86,737
IFB Ser. 05-122, Class SE, 21.392%, 11/25/35			136,808	206,588
IFB Ser. 11-4, Class CS, 11.924%, 5/25/40			770,989	958,789
Ser. 16-3, Class NI, IO, 6.00%, 2/25/46			4,289,447	967,177
IFB Ser. 12-68, Class BS, IO, 5.512%, 7/25/42			6,347,776	1,119,786
IFB Ser. 13-101, Class SE, IO, 5.412%, 10/25/43			3,756,215	948,003
Ser. 397, Class 2, IO, 5.00%, 9/25/39			38,330	6,254
Ser. 421, Class C6, IO, 4.00%, 5/25/45			3,856,827	517,420
Ser. 14-47, Class IP, IO, 4.00%, 3/25/44			6,791,395	693,564
Ser. 12-124, Class UI, IO, 4.00%, 11/25/42			4,221,719	658,166
Ser. 12-96, Class PI, IO, 4.00%, 7/25/41			1,001,962	98,389
Ser. 12-22, Class CI, IO, 4.00%, 3/25/41			3,723,511	385,210
Ser. 409, Class C16, IO, 4.00%, 11/25/40			476,797	58,437
Ser. 15-10, Class AI, IO, 3.50%, 8/25/43			2,014,867	148,044
Ser. 12-118, Class IC, IO, 3.50%, 11/25/42			6,197,144	1,044,234
Ser. 12-136, Class PI, IO, 3.50%, 11/25/42			2,663,877	262,210
Ser. 14-10, IO, 3.50%, 8/25/42			2,778,686	238,325
Ser. 12-101, Class PI, IO, 3.50%, 8/25/40			2,612,475	180,922
Ser. 14-76, IO, 3.50%, 11/25/39			6,921,114	648,519
Ser. 13-21, Class AI, IO, 3.50%, 3/25/33			3,458,641	495,590
Ser. 12-80, Class Gc, 3.00%, November 25, 2037(i)			306,880	321,306
Ser. 3688, Class PD, 3.50%, November 15, 2030(i)			919,222	932,506
Ser. 12-151, Class PI, IO, 3.00%, 1/25/43			2,628,253	261,248
Ser. 13-1, Class MI, IO, 3.00%, 1/25/43			4,823,857	426,477
Ser. 13-8, Class NI, IO, 3.00%, 12/25/42			4,740,869	499,161
Ser. 6, Class BI, IO, 3.00%, 12/25/42			5,261,674	408,832
Ser. 13-35, Class IP, IO, 3.00%, 6/25/42			2,588,372	229,718
Ser. 13-23, Class PI, IO, 3.00%, 10/25/41			3,322,710	237,906
Ser. 13-31, Class NI, IO, 3.00%, 6/25/41			4,818,059	388,590
FRB Ser. 03-W10, Class 1, IO, 0.659%, 6/25/43			204,285	2,705
Ser. 98-W5, Class X, IO, 0.575%, 7/25/28			303,280	14,785
Ser. 98-W2, Class X, IO, 0.385%, 6/25/28			979,956	47,773
Ser. 08-36, Class OV, PO, zero %, 1/25/36			18,908	17,079

Government National Mortgage Association
IFB Ser. 11-81, Class SB, IO, 6.223%, 11/16/36			1,293,542	117,428
Ser. 09-79, Class IC, IO, 6.00%, 8/20/39			4,186,655	754,561
IFB Ser. 13-129, Class SN, IO, 5.663%, 9/20/43			828,549	134,805
IFB Ser. 13-99, Class VS, IO, 5.618%, 7/16/43			1,008,413	173,911
Ser. 14-182, Class KI, IO, 5.00%, 10/20/44			4,949,946	807,980
Ser. 14-133, Class IP, IO, 5.00%, 9/16/44			3,850,767	654,322
Ser. 14-122, Class IC, IO, 5.00%, 8/20/44			3,530,894	648,696
Ser. 14-76, IO, 5.00%, 5/20/44			2,796,006	441,581
Ser. 14-163, Class NI, IO, 5.00%, 2/20/44			3,070,399	486,163
Ser. 14-2, Class IC, IO, 5.00%, 1/16/44			5,335,299	984,084
Ser. 13-3, Class IT, IO, 5.00%, 1/20/43			949,735	153,804
Ser. 11-116, Class IB, IO, 5.00%, 10/20/40			454,697	14,896
Ser. 10-35, Class UI, IO, 5.00%, 3/20/40			821,487	137,713
Ser. 10-20, Class UI, IO, 5.00%, 2/20/40			1,410,845	222,674
Ser. 10-9, Class UI, IO, 5.00%, 1/20/40			3,934,157	643,093
Ser. 09-121, Class UI, IO, 5.00%, 12/20/39			3,518,145	595,622
Ser. 14-108, Class IP, IO, 4.50%, 12/20/42			1,127,669	131,486
Ser. 11-18, Class PI, IO, 4.50%, 8/20/40			146,792	14,770
Ser. 10-35, Class AI, IO, 4.50%, 3/20/40			1,995,632	292,320
Ser. 10-35, Class QI, IO, 4.50%, 3/20/40			956,329	142,812
Ser. 13-151, Class IB, IO, 4.50%, 2/20/40			1,780,325	262,495
Ser. 10-9, Class QI, IO, 4.50%, 1/20/40			1,261,379	184,501
Ser. 09-121, Class BI, IO, 4.50%, 12/16/39			763,339	154,698
Ser. 09-121, Class CI, IO, 4.50%, 12/16/39			3,457,447	660,856
Ser. 13-34, Class PI, IO, 4.50%, 8/20/39			3,917,158	451,844
Ser. 10-103, Class DI, IO, 4.50%, 12/20/38			1,851,142	77,046
Ser. 15-186, Class AI, IO, 4.00%, 12/20/45			8,094,770	1,063,086
Ser. 15-99, Class LI, IO, 4.00%, 7/20/45			3,027,230	248,085
Ser. 15-79, Class CI, IO, 4.00%, 5/20/45			5,921,075	808,349
Ser. 15-53, Class MI, IO, 4.00%, 4/16/45			4,517,530	945,117
Ser. 15-40, IO, 4.00%, 3/20/45			1,285,025	253,591
Ser. 14-63, Class PI, IO, 4.00%, 7/20/43			1,837,379	196,783
Ser. 13-24, Class PI, IO, 4.00%, 11/20/42			1,494,779	179,783
Ser. 12-106, Class QI, IO, 4.00%, 7/20/42			909,391	139,143
Ser. 12-38, Class MI, IO, 4.00%, 3/20/42(F)			5,187,007	874,610
Ser. 12-47, Class CI, IO, 4.00%, 3/20/42			1,589,747	210,969
Ser. 14-104, IO, 4.00%, 3/20/42			4,750,274	746,315
Ser. 12-50, Class PI, IO, 4.00%, 12/20/41			2,308,622	280,728
Ser. 14-162, Class DI, IO, 4.00%, 11/20/38			2,669,233	189,484
Ser. 14-133, Class AI, IO, 4.00%, 10/20/36			5,502,197	475,720
Ser. 13-53, Class IA, IO, 4.00%, 12/20/26			2,622,385	271,150
Ser. 15-64, Class PI, IO, 3.50%, 5/20/45			4,883,510	356,154
Ser. 15-20, Class PI, IO, 3.50%, 2/20/45			4,288,205	558,440
Ser. 15-24, Class CI, IO, 3.50%, 2/20/45			1,676,103	323,394
Ser. 15-24, Class IA, IO, 3.50%, 2/20/45			1,952,113	292,128
Ser. 13-102, Class IP, IO, 3.50%, 6/20/43			1,994,356	131,536
Ser. 13-76, IO, 3.50%, 5/20/43			4,883,729	448,717
Ser. 13-79, Class PI, IO, 3.50%, 4/20/43			4,245,008	397,460
Ser. 13-100, Class MI, IO, 3.50%, 2/20/43			3,115,261	211,744
Ser. 13-37, Class JI, IO, 3.50%, 1/20/43			2,150,200	192,937
Ser. 12-145, IO, 3.50%, 12/20/42			1,521,784	227,515
Ser. 13-27, Class PI, IO, 3.50%, 12/20/42			1,132,486	100,689
Ser. 12-136, Class BI, IO, 3.50%, 11/20/42			5,710,865	936,582
Ser. 13-37, Class LI, IO, 3.50%, 1/20/42			1,589,137	140,038
Ser. 12-141, Class WI, IO, 3.50%, 11/20/41			2,817,604	165,760
Ser. 15-36, Class GI, IO, 3.50%, 6/16/41			2,389,028	256,175
Ser. 12-71, Class JI, IO, 3.50%, 4/16/41			2,066,496	124,050
Ser. 13-157, Class IA, IO, 3.50%, 4/20/40			4,748,419	482,411
Ser. 13-90, Class HI, IO, 3.50%, 4/20/40			5,627,793	180,258
Ser. 13-79, Class XI, IO, 3.50%, 11/20/39			5,835,781	566,579
Ser. 183, Class AI, IO, 3.50%, 10/20/39			2,932,500	288,875
Ser. 15-118, Class EI, IO, 3.50%, 7/20/39			4,244,784	358,817
Ser. 15-124, Class NI, IO, 3.50%, 6/20/39			4,796,456	478,797
Ser. 15-96, Class NI, IO, 3.50%, 1/20/39			8,280,791	725,397
Ser. 15-82, Class GI, IO, 3.50%, 12/20/38			10,427,282	824,798
Ser. 15-124, Class DI, IO, 3.50%, 1/20/38			5,274,437	650,090
Ser. 15-24, Class AI, IO, 3.50%, 12/20/37			5,473,332	673,899
Ser. 15-24, Class IC, IO, 3.50%, 11/20/37			2,601,153	320,168
Ser. 14-145, Class PI, IO, 3.50%, 10/20/29			1,639,582	173,550
Ser. 14-115, Class QI, IO, 3.00%, 3/20/29			3,054,975	251,333
Ser. 13-H08, IO, 2.922%, 3/20/63			9,149,763	668,848
Ser. 15-H22, Class GI, IO, 2.568%, 9/20/65			5,689,395	803,912
Ser. 16-H04, Class HI, IO, 2.361%, 7/20/65			3,624,716	434,966
FRB Ser. 15-H16, Class XI, IO, 2.281%, 7/20/65			8,905,924	1,189,831
Ser. 15-H09, Class AI, IO, 2.097%, 4/20/65			8,219,925	969,951
Ser. 15-H20, Class CI, IO, 2.084%, 8/20/65			9,947,145	1,341,044
Ser. 16-H11, Class HI, IO, 2.079%, 1/20/66			3,200,050	374,230
Ser. 16-H03, Class AI, IO, 2.053%, 1/20/66			6,913,295	862,586
Ser. 15-H24, Class HI, IO, 2.028%, 9/20/65			15,855,181	1,447,578
Ser. 15-H26, Class DI, IO, 1.986%, 10/20/65			7,734,272	996,174
Ser. 15-H25, Class BI, IO, 1.983%, 10/20/65			10,365,940	1,342,389
Ser. 15-H15, Class JI, IO, 1.938%, 6/20/65			7,416,559	875,154
Ser. 15-H19, Class NI, IO, 1.912%, 7/20/65			12,962,576	1,488,104
Ser. 16-H02, Class BI, IO, 1.911%, 11/20/65			8,439,105	1,012,912
Ser. 16-H04, Class KI, IO, 1.902%, 2/20/66			6,671,785	709,431
Ser. 15-H25, Class EI, IO, 1.846%, 10/20/65			9,226,077	1,014,869
Ser. 15-H18, Class IA, IO, 1.826%, 6/20/65			6,645,021	616,658
Ser. 15-H10, Class CI, IO, 1.806%, 4/20/65			13,187,816	1,429,216
Ser. 16-H07, Class HI, IO, 1.805%, 2/20/66			8,591,790	950,828
Ser. 15-H26, Class GI, IO, 1.79%, 10/20/65			7,453,215	821,344
Ser. 15-H26, Class EI, IO, 1.719%, 10/20/65			9,781,867	1,049,594
Ser. 15-H09, Class BI, IO, 1.698%, 3/20/65			11,497,685	1,106,077
Ser. 14-H21, Class AI, IO, 1.689%, 10/20/64			7,686,555	853,208
Ser. 15-H10, Class EI, IO, 1.632%, 4/20/65			12,048,069	891,557
Ser. 15-H24, Class BI, IO, 1.614%, 8/20/65			13,619,084	942,441
Ser. 15-H25, Class AI, IO, 1.613%, 9/20/65			10,817,578	1,036,324
Ser. 15-H14, Class BI, IO, 1.588%, 5/20/65			15,136,146	1,088,289
Ser. 16-H08, Class GI, IO, 1.429%, 4/20/66			11,517,200	834,997
Ser. 15-H26, Class CI, IO, 0.684%, 8/20/65			29,637,333	767,607

GSMPS Mortgage Loan Trust 144A
FRB Ser. 98-4, IO, 1.147%, 12/19/26			54,432	—
FRB Ser. 98-2, IO, 1.004%, 5/19/27			33,039	—
FRB Ser. 99-2, IO, 0.84%, 9/19/27			77,093	675
FRB Ser. 98-3, IO, zero %, 9/19/27			36,705	—

				83,980,734
Commercial mortgage-backed securities (2.4%)

Banc of America Commercial Mortgage Trust
Ser. 06-1, Class B, 5.49%, 9/10/45			255,000	255,000
FRB Ser. 07-1, Class XW, IO, 0.329%, 1/15/49			2,150,571	6,477

Banc of America Commercial Mortgage Trust 144A FRB Ser. 08-1, Class C, 6.27%, 2/10/51			584,000	520,344

Banc of America Merrill Lynch Commercial Mortgage, Inc.
FRB Ser. 05-5, Class D, 5.404%, 10/10/45			192,844	192,865
FRB Ser. 05-1, Class C, 5.349%, 11/10/42			429,000	395,109
Ser. 05-6, Class G, 5.147s, 9/10/47			443,000	430,818
Ser. 05-3, Class AJ, 4.767%, 7/10/43			225,000	91,406

Banc of America Merrill Lynch Commercial Mortgage, Inc. 144A FRB Ser. 04-4, Class XC, IO, 0.086%, 7/10/42			127,701	71

Bear Stearns Commercial Mortgage Securities Trust
FRB Ser. 06-PW11, Class AJ, 5.429%, 3/11/39			877,000	874,808
Ser. 05-PWR7, Class D, 5.304%, 2/11/41			431,000	365,876
Ser. 05-PWR7, Class C, 5.235%, 2/11/41			489,000	490,125
Ser. 05-PWR9, Class C, 5.055%, 9/11/42			281,000	272,851

Bear Stearns Commercial Mortgage Securities Trust 144A
FRB Ser. 06-PW11, Class B, 5.429%, 3/11/39			1,010,000	931,725
FRB Ser. 06-PW11, Class C, 5.429%, 3/11/39			384,000	338,304

CD Mortgage Trust 144A FRB Ser. 07-CD5, Class E, 6.115%, 11/15/44			262,000	254,282

Citigroup Commercial Mortgage Trust 144A FRB Ser. 14-GC19, Class D, 4.90%, 3/10/47			762,000	654,990

COMM Mortgage Trust FRB Ser. 07-C9, Class D, 5.813%, 12/10/49			350,000	311,010

COMM Mortgage Trust 144A
Ser. 12-LC4, Class E, 4.25%, 12/10/44			604,000	503,668
Ser. 13-LC13, Class E, 3.719%, 8/10/46			391,000	289,968

Credit Suisse First Boston Mortgage Securities Corp. 144A FRB Ser. 03-C3, Class AX, IO, 1.991%, 5/15/38			188,367	26

GE Capital Commercial Mortgage Corp. Trust FRB Ser. 06-C1, Class AJ, 5.309%, 3/10/44			1,056,395	1,041,870

GMAC Commercial Mortgage Securities, Inc. Trust Ser. 04-C3, Class B, 4.965%, 12/10/41			110,706	107,496

GS Mortgage Securities Corp. II 144A
FRB Ser. 13-GC10, Class D, 4.41%, 2/10/46			336,000	310,901
FRB Ser. 13-GC10, Class E, 4.41%, 2/10/46			750,000	561,150

GS Mortgage Securities Trust 144A FRB Ser. 06-GG8, Class X, IO, 0.538%, 11/10/39			24,878,212	24,878

JPMBB Commercial Mortgage Securities Trust 144A
FRB Ser. 13-C14, Class E, 4.563%, 8/15/46			816,000	687,562
FRB Ser. 13-C12, Class E, 4.086%, 7/15/45			1,000,000	758,400

JPMorgan Chase Commercial Mortgage Securities Trust
FRB Ser. 07-CB20, Class AJ, 6.078%, 2/12/51			245,500	243,978
FRB Ser. 06-LDP7, Class B, 5.987%, 4/17/45			619,000	308,324
FRB Ser. 05-LDP2, Class E, 4.981%, 7/15/42			205,000	205,000
FRB Ser. 07-LDPX, Class X, IO, 0.283%, 1/15/49			8,733,183	30,984

JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 07-CB20, Class C, 6.178%, 2/12/51			658,000	609,663
FRB Ser. 12-C6, Class F, 5.192%, 5/15/45			432,000	396,576
Ser. 13-C13, Class E, 3.986%, 1/15/46			639,000	520,146
Ser. 13-C10, Class E, 3.50%, 12/15/47			553,000	402,529
FRB Ser. 13-LC11, Class E, 3.25%, 4/15/46			370,000	274,466
Ser. 12-C6, Class G, 2.972s, 5/15/45			800,000	622,960

Key Commercial Mortgage Securities Trust 144A FRB Ser. 07-SL1, Class A2, 5.612%, 12/15/40			8,677	8,658

LB-UBS Commercial Mortgage Trust
FRB Ser. 06-C3, Class C, 5.517%, 3/15/39			1,703,000	1,675,326
Ser. 06-C6, Class D, 5.502%, 9/15/39			1,187,000	257,579
FRB Ser. 06-C6, Class C, 5.482%, 9/15/39			397,000	198,302
FRB Ser. 07-C2, Class XW, IO, 0.535%, 2/15/40			1,811,019	5,047

Merrill Lynch Mortgage Trust
FRB Ser. 05-CIP1, Class C, 5.57%, 7/12/38			426,788	405,876
Ser. 04-KEY2, Class D, 5.046%, 8/12/39			242,471	240,103

ML-CFC Commercial Mortgage Trust Ser. 06-3, Class AJ, 5.485%, 7/12/46			72,000	71,438

ML-CFC Commercial Mortgage Trust 144A
Ser. 06-4, Class AJFX, 5.147%, 12/12/49			295,000	291,608
FRB Ser. 06-4, Class XC, IO, 0.595%, 12/12/49			31,633,787	110,718

Morgan Stanley Bank of America Merrill Lynch Trust 144A
Ser. 14-C17, Class D, 4.698%, 8/15/47			699,000	583,307
FRB Ser. 12-C6, Class F, 4.657%, 11/15/45			844,000	724,321
FRB Ser. 12-C6, Class G, 4.50%, 11/15/45			2,827,000	2,205,343
FRB Ser. 13-C11, Class E, 4.413%, 8/15/46			750,000	667,350
FRB Ser. 13-C11, Class F, 4.413%, 8/15/46			1,024,000	809,042
Ser. 13-C13, Class F, 3.707%, 11/15/46			1,547,000	1,091,391

Morgan Stanley Capital I Trust
Ser. 07-HQ11, Class D, 5.587%, 2/12/44			2,100,000	638,162
Ser. 07-HQ11, Class C, 5.558%, 2/12/44			1,181,000	768,831
Ser. 06-HQ10, Class B, 5.448%, 11/12/41			1,795,000	1,716,101
FRB Ser. 06-HQ8, Class D, 5.42%, 3/12/44			274,000	200,294

Wachovia Bank Commercial Mortgage Trust 144A FRB Ser. 05-C21, Class E, 5.288%, 10/15/44			569,000	519,895

Wells Fargo Commercial Mortgage Trust 144A
Ser. 12-LC5, Class E, 4.777s, 10/15/45			333,000	287,945
FRB Ser. 13-LC12, Class D, 4.297%, 7/15/46			827,000	771,794

WF-RBS Commercial Mortgage Trust 144A
Ser. 11-C4, Class E, 5.265s, 6/15/44			305,000	311,649
Ser. 12-C6, Class E, 5.00%, 4/15/45			533,000	438,393
Ser. 11-C4, Class F, 5.00%, 6/15/44			851,000	777,729
FRB Ser. 12-C10, Class E, 4.453%, 12/15/45			381,000	313,849
Ser. 13-C12, Class E, 3.50%, 3/15/48			570,000	443,004
Ser. 13-C14, Class E, 3.25%, 6/15/46			360,000	240,732

				31,060,393
Residential mortgage-backed securities (non-agency) (2.2%)

BCAP, LLC Trust 144A
FRB Ser. 14-RR1, Class 2A2, 2.514%, 1/26/36			850,000	634,663
FRB Ser. 15-RR5, Class 2A3, 1.508%, 1/26/46			460,000	288,126
FRB Ser. 12-RR5, Class 4A8, 0.623%, 6/26/35			1,461,556	1,355,235

Bear Stearns Alt-A Trust FRB Ser. 04-3, Class B, 3.413%, 4/25/34			266,374	262,629

Bellemeade Re Ltd. 144A FRB Ser. 15-1A, Class B1, 6.788%, 7/25/25 (Bermuda)			919,000	928,190

Countrywide Alternative Loan Trust
FRB Ser. 06-OA10, Class 1A1, 1.415%, 8/25/46			866,753	620,561
FRB Ser. 06-OA7, Class 1A2, 1.395%, 6/25/46			1,773,122	1,400,767
FRB Ser. 05-27, Class 1A6, 1.308%, 8/25/35			608,035	449,946
FRB Ser. 05-59, Class 1A1, 0.817%, 11/20/35			1,305,179	1,097,382
FRB Ser. 06-OC2, Class 2A3, 0.778%, 2/25/36			653,361	470,420
FRB Ser. 06-OC10, Class 2A2A, 0.668%, 11/25/36			797,005	705,350
FRB Ser. 06-OC8, Class 2A2A, 0.608%, 11/25/36			284,205	248,679

Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt Notes FRB Ser. 15-DN1, Class B, 11.988%, 1/25/25			1,152,108	1,236,097
Structured Agency Credit Risk Debt Notes FRB Ser. 16-DNA2, Class B, 10.988%, 10/25/28			250,000	260,350
Structured Agency Credit Risk Debt Notes FRB Ser. 15-HQA2, Class B, 10.988%, 5/25/28			366,000	368,436
Structured Agency Credit Risk Debt Notes FRB Ser. 16-DNA1, Class B, 10.488%, 7/25/28			1,063,905	1,074,118
Structured Agency Credit Risk Debt Notes FRB Ser. 15-DNA3, Class B, 9.838%, 4/25/28			749,952	739,551

Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C03, Class 2B, 13.238%, 10/25/28			380,000	431,357
Connecticut Avenue Securities FRB Ser. 16-C02, Class 1B, 12.738%, 9/25/28			1,310,000	1,446,371
Connecticut Avenue Securities FRB Ser. 16-C03, Class 1B, 12.238%, 10/25/28			770,000	852,606
Connecticut Avenue Securities FRB Ser. 16-C01, Class 1B, 12.238%, 8/25/28			1,000,000	1,112,618
Connecticut Avenue Securities FRB Ser. 16-C03, Class 2M2, 6.388%, 10/25/28			912,500	985,491
Connecticut Avenue Securities FRB Ser. 15-C04, Class 1M2, 6.188%, 4/25/28			3,235,000	3,500,408
Connecticut Avenue Securities FRB Ser. 15-C04, Class 2M2, 6.038%, 4/25/28			140,000	150,121
Connecticut Avenue Securities FRB Ser. 15-C03, Class 1M2, 5.488%, 7/25/25			2,808,000	2,948,753
Connecticut Avenue Securities FRB Ser. 15-C03, Class 2M2, 5.488%, 7/25/25			140,000	147,500
Connecticut Avenue Securities FRB Ser. 15-C01, Class 2M2, 5.038%, 2/25/25			229,942	238,910
Connecticut Avenue Securities FRB Ser. 15-C02, Class 1M2, 4.488%, 5/25/25			129,000	132,302
Connecticut Avenue Securities FRB Ser. 15-C02, Class 2M2, 4.488%, 5/25/25			206,000	212,414

GSAA Trust FRB Ser. 07-6, Class 1A1, 0.608%, 5/25/47			395,111	298,179

MortgageIT Trust FRB Ser. 04-1, Class M2, 1.493%, 11/25/34			328,041	283,739

Nomura Resecuritization Trust 144A FRB Ser. 15-1R, Class 6A9, 0.705%, 5/26/47			1,000,000	580,600

Structured Asset Mortgage Investments II Trust FRB Ser. 07-AR1, Class 2A1, 0.668%, 1/25/37			944,768	787,715

WaMu Mortgage Pass-Through Certificates Trust
FRB Ser. 05-AR19, Class A1C3, 0.988%, 12/25/45			388,475	337,313
FRB Ser. 05-AR13, Class A1C3, 0.978%, 10/25/45			1,767,805	1,514,250

Wells Fargo Mortgage Backed Securities Trust FRB Ser. 06-AR6, Class 7A2, 2.783%, 3/25/36			208,918	203,391

				28,304,538

Total mortgage-backed securities (cost $159,111,667)				$143,345,665

CORPORATE BONDS AND NOTES (10.1%)(a)
			Principal amount	Value

Basic materials (1.9%)

A Schulman, Inc. 144A company guaranty sr. unsec. unsub. notes 6.875%, 6/1/23			$1,445,000	$1,466,675

ArcelorMittal SA sr. unsec. unsub. bonds 6.125%, 6/1/25 (France)			1,045,000	1,105,088

Cemex SAB de CV 144A company guaranty sr. sub. notes 5.70%, 1/11/25 (Mexico)			2,585,000	2,588,231

Chemours Co. (The) company guaranty sr. unsec. unsub. notes 6.625%, 5/15/23			415,000	357,938

Coveris Holding Corp. 144A company guaranty sr. unsec. notes 10.00%, 6/1/18			1,005,000	1,033,743

Coveris Holdings SA 144A company guaranty sr. unsec. notes 7.875%, 11/1/19 (Luxembourg)			1,125,000	1,127,813

CPG Merger Sub, LLC 144A company guaranty sr. unsec. notes 8.00%, 10/1/21			440,000	444,400

First Quantum Minerals, Ltd. 144A company guaranty sr. unsec. notes 7.00%, 2/15/21 (Canada)			805,000	714,438

Freeport-McMoran Oil & Gas, LLC/FCX Oil & Gas, Inc. company guaranty sr. unsec. notes 6.75%, 2/1/22			500,000	486,250

GCP Applied Technologies, Inc. 144A company guaranty sr. unsec. notes 9.50%, 2/1/23			1,050,000	1,186,500

HD Supply, Inc. company guaranty sr. unsec. sub. notes 7.50%, 7/15/20			1,500,000	1,567,500

HudBay Minerals, Inc. company guaranty sr. unsec. notes 9.50%, 10/1/20 (Canada)			1,386,000	1,320,165

Mercer International, Inc. company guaranty sr. unsec. notes 7.75%, 12/1/22 (Canada)			2,310,000	2,367,750

Novelis, Inc. company guaranty sr. unsec. notes 8.75%, 12/15/20			3,560,000	3,711,300

Perstorp Holding AB 144A company guaranty sr. notes 8.75%, 5/15/17 (Sweden)			1,325,000	1,325,000

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 6.375%, 8/15/22			2,262,000	2,375,100

TMS International Corp. 144A company guaranty sr. unsec. sub. notes 7.625%, 10/15/21			685,000	493,200

Univar USA, Inc. 144A company guaranty sr. unsec. notes 6.75%, 7/15/23			1,073,000	1,105,276

				24,776,367
Capital goods (0.8%)

Advanced Disposal Services, Inc. company guaranty sr. unsec. notes 8.25%, 10/1/20			1,520,000	1,573,200

American Axle & Manufacturing, Inc. company guaranty sr. unsec. notes 7.75%, 11/15/19			1,011,000	1,139,903

ATS Automation Tooling Systems, Inc. 144A sr. unsec. notes 6.50%, 6/15/23 (Canada)			1,000,000	1,023,231

DH Services Luxembourg Sarl 144A company guaranty sr. unsec. sub. notes 7.75%, 12/15/20 (Luxembourg)			500,000	523,750

Gates Global, LLC/Gates Global Co. 144A company guaranty sr. unsec. notes 6.00%, 7/15/22			1,190,000	1,082,900

KLX, Inc. 144A company guaranty sr. unsec. notes 5.875%, 12/1/22			2,540,000	2,571,750

TI Group Automotive Systems, LLC 144A sr. unsec. notes 8.75%, 7/15/23			1,000,000	1,027,500

TransDigm, Inc. company guaranty sr. unsec. unsub. notes 6.50%, 7/15/24			1,000,000	1,038,680

				9,980,914
Communication services (1.5%)

Altice SA 144A company guaranty sr. unsec. notes 7.75%, 5/15/22 (Luxembourg)			2,500,000	2,534,375

Cequel Communications Holdings I, LLC/Cequel Capital Corp. 144A sr. unsec. unsub. notes 5.125%, 12/15/21			3,000,000	2,983,125

Digicel Group, Ltd. 144A sr. unsec. notes 8.25%, 9/30/20 (Jamaica)			2,015,000	1,838,688

Digicel, Ltd. 144A company guaranty sr. unsec. notes 6.75%, 3/1/23 (Jamaica)			200,000	185,500

Digicel, Ltd. 144A sr. unsec. notes 7.00%, 2/15/20 (Jamaica)			500,000	480,000

Frontier Communications Corp. sr. unsec. notes 8.875%, 9/15/20			2,320,000	2,493,281

Intelsat Luxembourg SA company guaranty sr. unsec. bonds 7.75%, 6/1/21 (Luxembourg)			140,000	32,200

Sprint Communications, Inc. sr. unsec. notes 7.00%, 8/15/20			1,500,000	1,428,750

T-Mobile USA, Inc. company guaranty sr. unsec. notes 6.25%, 4/1/21			750,000	787,500

Telenet Finance V Luxembourg SCA 144A sr. notes 6.75%, 8/15/24 (Luxembourg)		EUR	115,000	143,431

Virgin Media Secured Finance PLC 144A sr. notes 6.00%, 4/15/21 (United Kingdom)		GBP	486,000	670,854

West Corp. 144A company guaranty sr. unsec. sub. notes 5.375%, 7/15/22			$1,350,000	1,265,625

WideOpenWest Finance, LLC/WideOpenWest Capital Corp. company guaranty sr. unsec. sub. notes 10.25%, 7/15/19			1,855,000	1,931,519

Wind Acquisition Finance SA 144A company guaranty notes 7.375%, 4/23/21 (Luxembourg)			1,000,000	995,000

Windstream Services, LLC company guaranty sr. unsec. notes 6.375%, 8/1/23			1,955,000	1,691,075

				19,460,923
Consumer cyclicals (1.0%)

American Tire Distributors, Inc. 144A sr. unsec. sub. notes 10.25%, 3/1/22			1,000,000	918,750

Brookfield Residential Properties, Inc./Brookfield Residential US Corp. 144A company guaranty sr. unsec. notes 6.125%, 7/1/22 (Canada)			2,500,000	2,475,000

Eldorado Resorts, Inc. company guaranty sr. unsec. unsub. notes 7.00%, 8/1/23			1,805,000	1,895,250

Gibson Brands, Inc. 144A sr. notes 8.875%, 8/1/18			237,000	134,498

iHeartCommunications, Inc. company guaranty sr. notes 9.00%, 12/15/19			885,000	712,142

JC Penney Corp, Inc. company guaranty sr. unsec. bonds 8.125%, 10/1/19			700,000	731,500

Jo-Ann Stores, Inc. 144A sr. unsec. notes 8.125%, 3/15/19			1,315,000	1,283,769

Mattamy Group Corp. 144A sr. unsec. notes 6.50%, 11/15/20 (Canada)			1,491,000	1,474,226

Navistar International Corp. company guaranty sr. unsec. notes 8.25%, 11/1/21			491,000	363,340

ROC Finance, LLC/ROC Finance 1 Corp. 144A notes 12.125%, 9/1/18			700,000	712,250

Scientific Games International, Inc. 144A company guaranty sr. notes 7.00%, 1/1/22			530,000	551,200

SugarHouse HSP Gaming Prop. Mezz LP/SugarHouse HSP Gaming Finance Corp. 144A sr. notes 6.375%, 6/1/21			1,250,000	1,243,750

Townsquare Media, Inc. 144A company guaranty sr. unsec. notes 6.50%, 4/1/23			630,000	630,000

				13,125,675
Consumer staples (0.2%)

BlueLine Rental Finance Corp. 144A notes 7.00%, 2/1/19			1,443,000	1,327,560

Ceridian HCM Holding, Inc. 144A sr. unsec. notes 11.00%, 3/15/21			1,500,000	1,515,000

				2,842,560
Energy (1.6%)

Archrock Partners LP/Archrock Partners Finance Corp. company guaranty sr. unsec. notes 6.00%, 4/1/21			600,000	553,500

California Resources Corp. 144A company guaranty notes 8.00%, 12/15/22			428,000	274,006

CHC Helicopter SA company guaranty sr. notes 9.25%, 10/15/20 (Canada) (In default)(NON)			243,000	116,944

Chesapeake Energy Corp. 144A company guaranty notes 8.00%, 12/15/22			1,299,000	1,130,130

Concho Resources, Inc. company guaranty sr. unsec. unsub. notes 5.50%, 10/1/22			1,000,000	992,500

EP Energy, LLC/Everest Acquisition Finance, Inc. company guaranty sr. unsec. sub. notes 9.375%, 5/1/20			1,495,000	867,100

Halcon Resources Corp. company guaranty sr. unsec. unsub. notes 8.875%, 5/15/21 (In default)(NON)			1,500,000	330,000

Halcon Resources Corp. 144A company guaranty notes 8.625%, 2/1/20			1,405,000	1,292,600

Laredo Petroleum, Inc. company guaranty sr. unsec. notes 7.375%, 5/1/22			943,000	917,068

Lightstream Resources, Ltd. 144A sr. unsec. notes 8.625%, 2/1/20 (Canada) (In default)(NON)			510,000	40,800

Linn Energy, LLC/Linn Energy Finance Corp. 144A company guaranty notes 12.00%, 12/15/20 (In default)(NON)			1,125,000	417,656

Oasis Petroleum, Inc. company guaranty sr. unsec. unsub. notes 6.875%, 3/15/22			1,048,000	914,380

Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 8.75%, 5/23/26 (Brazil)			1,540,000	1,601,138

Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 8.375%, 5/23/21 (Brazil)			399,000	421,943

Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 6.25%, 3/17/24 (Brazil)			2,369,000	2,203,170

Petroleos de Venezuela SA sr. unsec. notes 5.125%, 10/28/16 (Venezuela)			2,700,000	2,565,000

Petroleos de Venezuela SA 144A company guaranty sr. unsec. notes 8.50%, 11/2/17 (Venezuela)			1,000,000	767,500

Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 4.50%, 1/23/26 (Mexico)			3,104,000	3,001,568

Samson Investment Co. company guaranty sr. unsec. notes 9.75%, 2/15/20 (In default)(NON)			2,500,000	68,750

SandRidge Energy, Inc. 144A company guaranty notes 8.75%, 6/1/20 (In default)(NON)			2,000,000	685,000

WPX Energy, Inc. sr. unsec. unsub. notes 6.00%, 1/15/22			2,000,000	1,810,000

				20,970,753
Financials (1.4%)

Hartford Financial Services Group, Inc. (The) jr. unsec. sub. FRB 8.125%, 6/15/38			645,000	704,663

HUB International, Ltd. 144A sr. unsec. notes 7.875%, 10/1/21			1,905,000	1,909,763

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 4.875%, 3/15/19			1,430,000	1,419,275

Lloyds Banking Group PLC 144A jr. unsec. sub. FRN 6.657%, perpetual maturity (United Kingdom)			200,000	219,000

Nationstar Mortgage, LLC/Nationstar Capital Corp. company guaranty sr. unsec. unsub. notes 6.50%, 7/1/21			295,000	253,700

OneMain Financial Holdings, LLC 144A company guaranty sr. unsec. unsub. notes 7.25%, 12/15/21			1,000,000	1,000,000

Provident Funding Associates LP/PFG Finance Corp. 144A company guaranty sr. unsec. notes 6.75%, 6/15/21			995,000	956,444

Russian Agricultural Bank OJSC Via RSHB Capital SA 144A sr. unsec. unsub. notes 5.298%, 12/27/17 (Russia)			600,000	610,500

Sberbank of Russia Via SB Capital SA 144A unsec. sub. notes 5.125%, 10/29/22 (Russia)			750,000	759,375

Stearns Holdings, Inc. 144A company guaranty sr. notes 9.375%, 8/15/20			1,000,000	946,250

TMX Finance, LLC/TitleMax Finance Corp. 144A company guaranty sr. notes 8.50%, 9/15/18			1,000,000	785,000

USI, Inc./NY 144A sr. unsec. notes 7.75%, 1/15/21			1,151,000	1,162,510

Vnesheconombank Via VEB Finance PLC 144A sr. unsec. unsub. notes 6.902%, 7/9/20 (Russia)			575,000	615,969

Vnesheconombank Via VEB Finance PLC 144A sr. unsec. unsub. notes 6.80%, 11/22/25 (Russia)			250,000	266,942

Vnesheconombank Via VEB Finance PLC 144A sr. unsec. unsub. notes 5.942%, 11/21/23 (Russia)			200,000	204,173

VTB Bank OJSC Via VTB Capital SA 144A sr. unsec. notes 6.875%, 5/29/18 (Russia)			1,500,000	1,592,490

VTB Bank OJSC Via VTB Capital SA 144A unsec. sub. bonds 6.95%, 10/17/22 (Russia)			2,600,000	2,697,500

Wayne Merger Sub, LLC 144A sr. unsec. notes 8.25%, 8/1/23			1,880,000	1,872,950

				17,976,504
Health care (0.8%)

AMAG Pharmaceuticals, Inc. 144A company guaranty sr. unsec. notes 7.875%, 9/1/23			2,510,000	2,430,935

Concordia International Corp. 144A company guaranty sr. unsec. notes 7.00%, 4/15/23 (Canada)			2,275,000	1,876,875

Crimson Merger Sub, Inc. 144A sr. unsec. notes 6.625%, 5/15/22			1,250,000	1,065,625

DPx Holdings BV 144A sr. unsec. sub. notes 7.50%, 2/1/22 (Netherlands)			870,000	924,375

HCA, Inc. company guaranty sr. notes 6.50%, 2/15/20			610,000	671,000

Kinetic Concepts, Inc./KCI USA, Inc. company guaranty sub. notes 10.50%, 11/1/18			856,000	874,190

Tenet Healthcare Corp. company guaranty sr. notes 6.25%, 11/1/18			665,000	704,900

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 6.375%, 10/15/20			1,841,000	1,661,503

				10,209,403
Technology (0.6%)

Avaya, Inc. 144A company guaranty sr. notes 7.00%, 4/1/19			1,000,000	755,000

First Data Corp. 144A company guaranty sr. unsec. unsub. notes 7.00%, 12/1/23			2,000,000	2,057,500

Infor US, Inc. company guaranty sr. unsec. notes 6.50%, 5/15/22			2,250,000	2,227,500

Iron Mountain, Inc. 144A company guaranty sr. unsec. notes 6.00%, 10/1/20(R)			2,465,000	2,600,575

Syniverse Holdings, Inc. company guaranty sr. unsec. notes 9.125%, 1/15/19			1,400,000	698,250

				8,338,825
Utilities and power (0.3%)

AES Corp./Virginia (The) sr. unsec. notes 5.50%, 4/15/25			1,834,000	1,882,143

NRG Energy, Inc. 144A company guaranty sr. unsec. notes 7.25%, 5/15/26			2,358,000	2,419,898

				4,302,041

Total corporate bonds and notes (cost $139,593,906)				$131,983,965

COMMODITY LINKED NOTES (7.9%)(a)(CLN)
			Principal amount	Value

Bank of America Corp. 144A sr. unsec. unsub. notes 1-month LIBOR less 0.10%, 2017 (Indexed to the BofA Merrill Lynch Commodity MLCXP2KS Excess Return Strategy multiplied by 3)			$17,500,000	$15,220,975

Citigroup Global Markets Holdings Inc. sr. notes Ser. N, 3-month USD LIBOR less 0.20%, 2017 (Indexed to the Citi Commodity Spread Index—Bloomberg Commodity IndexSM 3 Month Forward Sub-Indices versus Bloomberg Commodity IndexSM Sub-Indices multiplied by 3)			46,370,000	46,401,578

UBS AG/London 144A sr. notes 1-month LIBOR less 0.10%, 2017 (Indexed to the S&P GSCI Total Return Index multiplied by 3) (United Kingdom)			5,212,000	6,468,175

UBS AG/London 144A sr. notes 1-month LIBOR less 0.10%, 2017 (Indexed to the UBSIF3AT Index multiplied by 3) (United Kingdom)			13,070,000	13,169,423

UBS AG/London 144A sr. notes 1-month LIBOR less 0.10%, 2017 (Indexed to the UBSIF3AT Index multiplied by 3) (United Kingdom)			7,296,000	7,649,043

UBS AG/London 144A sr. notes 1-month LIBOR less 0.10%, 2016 (Indexed to the UBSIF3AT Index multiplied by 3) (United Kingdom)			12,962,592	14,061,977

Total commodity Linked Notes (cost $102,410,592)				$102,971,171

INVESTMENT COMPANIES (7.4%)(a)
			Shares	Value

Consumer Staples Select Sector SPDR Fund			285,400	$15,608,526

Financial Select Sector SPDR Fund			649,600	15,356,544

Health Care Select Sector SPDR Fund			215,900	16,246,475

Materials Select Sector SPDR Fund			339,700	16,550,184

Technology Select Sector SPDR Fund			362,900	16,860,334

Utility Select Sector SPDR Fund			313,300	16,329,196

Total investment companies (cost $89,797,577)				$96,951,259

SENIOR LOANS (3.3%)(a)(c)
			Principal amount	Value

Basic materials (0.2%)

Builders FirstSource, Inc. bank term loan FRN Ser. B, 6.00%, 7/31/22			$2,504,661	$2,509,671

				2,509,671
Communication services (0.2%)

Asurion, LLC bank term loan FRN 8.50%, 3/3/21			2,090,000	2,067,142

Asurion, LLC bank term loan FRN Ser. B2, 4.25%, 7/8/20			639,486	634,690

				2,701,832
Consumer cyclicals (1.6%)

Caesars Entertainment Operating Co., Inc. bank term loan FRN Ser. B6, 11.25%, 3/1/17			915,305	945,815

Caesars Entertainment Operating Co., Inc. bank term loan FRN Ser. B7, 10.75%, 3/1/17			673,000	706,089

Caesars Growth Properties Holdings, LLC bank term loan FRN 6.25%, 5/8/21			688,100	649,107

CBAC Borrower, LLC bank term loan FRN Ser. B, 8.25%, 7/2/20			1,492,500	1,447,725

DBP Holding Corp. bank term loan FRN Ser. B, 5.25%, 10/11/19			2,872,002	2,645,832

Golden Nugget, Inc. bank term loan FRN Ser. B, 5.50%, 11/21/19			568,094	570,579

Golden Nugget, Inc. bank term loan FRN Ser. DD, 5.50%, 11/21/19			232,531	233,549

iHeartCommunications, Inc. bank term loan FRN Ser. D, 6.938%, 1/30/19			1,617,000	1,252,164

Jo-Ann Stores, Inc. bank term loan FRN Ser. B, 4.00%, 3/18/18			539,161	536,465

Navistar, Inc. bank term loan FRN Ser. B, 6.50%, 8/7/20			1,492,500	1,404,816

Neiman Marcus Group, Ltd., Inc. bank term loan FRN 4.25%, 10/25/20			1,405,000	1,319,998

Petco Animal Supplies, Inc. bank term loan FRN Ser. B1, 5.00%, 1/26/23			1,492,500	1,498,097

ROC Finance, LLC bank term loan FRN 5.00%, 6/20/19			2,044,342	1,965,977

Sabre GLBL, Inc. bank term loan FRN Ser. B, 4.00%, 2/19/19			575,621	576,580

Scientific Games International, Inc. bank term loan FRN Ser. B2, 6.00%, 10/1/21			1,970,000	1,964,460

Talbots, Inc. (The) bank term loan FRN 9.50%, 3/19/21			2,098,642	1,946,491

Travelport Finance Luxembourg Sarl bank term loan FRN Ser. B, 5.00%, 9/2/21 (Luxembourg)			747,557	748,726

Yonkers Racing Corp. bank term loan FRN 4.25%, 8/20/19			901,050	885,281

				21,297,751
Consumer staples (0.5%)

Del Monte Foods, Inc. bank term loan FRN 8.25%, 8/18/21			1,000,000	715,000

Hostess Brands, LLC bank term loan FRN 8.50%, 8/3/23			1,995,000	1,981,284

Revlon Consumer Products Corp. bank term loan FRN Ser. B, 4.25%, 7/14/23			2,505,000	2,501,869

Rite Aid Corp. bank term loan FRN 4.875%, 6/21/21			1,000,000	1,001,563

				6,199,716
Energy (—%)

Tervita Corp. bank term loan FRN Ser. B, 6.25%, 5/15/18 (Canada)			316,094	299,499

				299,499
Financials (0.3%)

Altisource Solutions Sarl bank term loan FRN Ser. B, 4.50%, 12/9/20 (Luxembourg)			1,928,428	1,619,880

Capital Automotive LP bank term loan FRN 6.00%, 4/29/20			2,000,000	2,006,666

				3,626,546
Health care (0.1%)

Kinetic Concepts, Inc. bank term loan FRN Ser. F1, 5.00%, 11/4/20			1,304,714	1,306,345

				1,306,345
Technology (0.1%)

Avaya, Inc. bank term loan FRN Ser. B6, 6.50%, 3/31/18			1,461,118	1,139,672

Infor US, Inc. bank term loan FRN Ser. B5, 3.75%, 6/3/20			580,212	573,394

				1,713,066
Transportation (—%)

Livingston International, Inc. bank term loan FRN 9.00%, 4/18/20 (Canada)			331,087	297,978

				297,978
Utilities and power (0.3%)

Dynegy, Inc. bank term loan FRN Ser. B, 5.00%, 6/27/23			1,000,000	998,750

Texas Competitive Electric Holdings Co., LLC bank term loan FRN 4.676%, 10/10/17			848,159	282,225

Texas Competitive Electric Holdings Co., LLC bank term loan FRN 4.676%, 10/10/17			8,705	2,897

Texas Competitive Electric Holdings Co., LLC bank term loan FRN Ser. B, 5.00%, 7/27/23			1,905,429	1,910,192

Texas Competitive Electric Holdings Co., LLC bank term loan FRN Ser. C, 5.00%, 7/27/23			434,571	435,658

				3,629,722

Total senior loans (cost $45,728,871)				$43,582,126

WARRANTS (1.6%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value

Aurobindo Pharma, Ltd. 144A (India)	6/22/17	$0.00	25,561	$302,012

Bharat Petroleum Corp., Ltd. 144A (India)	3/9/18	0.00	363,245	3,213,811

China State Construction Engineering Corp., Ltd. 144A (China)	12/10/17	0.00	3,431,691	2,939,236

Hindustan Petroleum Corp., Ltd. 144A (India)	6/4/18	0.00	180,710	3,403,774

Indian Oil Corp., Ltd. 144A (India)	8/25/17	0.00	422,168	3,431,040

Infosys, Ltd. 144A (India)	10/10/16	0.00	251,084	4,025,178

Shanghai Automotive Co. (China)	3/2/17	0.00	916,200	3,206,356

Wipro, Ltd. 144A (India)	10/6/17	0.00	25,224	205,245

Zhengzhou Yutong Bus Co., Ltd. 144A (China)	7/24/17	0.00	185,800	641,296

Total warrants (cost $18,460,961)				$21,367,948

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (1.1%)(a)
			Principal amount	Value

Argentina (Republic of) 144A sr. unsec. bonds 7.125%, 7/6/36 (Argentina)			$2,628,000	$2,676,445

Argentina (Republic of) 144A sr. unsec. notes 7.50%, 4/22/26 (Argentina)			225,000	243,563

Brazil (Federal Republic of) sr. unsec. unsub. notes 10.00%, 1/1/17 (Brazil) (units)		BRL	3,340	1,022,445

Buenos Aires (Province of) 144A sr. unsec. notes 9.125%, 3/16/24 (Argentina)			$2,000,000	2,200,533

Buenos Aires (Province of) 144A sr. unsec. unsub. notes 10.875%, 1/26/21 (Argentina)			1,155,000	1,313,813

Buenos Aires (Province of) 144A sr. unsec. unsub. notes 9.95%, 6/9/21 (Argentina)			1,250,748	1,400,838

Cordoba (Province of) 144A sr. unsec. unsub. notes 7.125%, 6/10/21 (Argentina)			740,000	745,550

Croatia (Republic of) 144A sr. unsec. unsub. notes 6.375%, 3/24/21 (Croatia)			220,000	242,440

Croatia (Republic of) 144A sr. unsec. unsub. notes 6.25%, 4/27/17 (Croatia)			475,000	489,250

Egypt (Government of) 144A sr. unsec. notes 5.875%, 6/11/25 (Egypt)			475,000	441,845

Indonesia (Republic of) 144A sr. unsec. notes 4.75%, 1/8/26 (Indonesia)			400,000	446,000

Indonesia (Republic of) 144A sr. unsec. unsub. notes 5.95%, 1/8/46 (Indonesia)			950,000	1,185,125

Russia (Federation of) 144A sr. unsec. unsub. bonds 5.625%, 4/4/42 (Russia)			1,200,000	1,333,500

Total foreign government and agency bonds and notes (cost $12,603,544)				$13,741,347

PURCHASED SWAP OPTIONS OUTSTANDING (0.0%)(a)
Counterparty
Fixed right % to receive or (pay)/	Expiration		Contract
Floating rate index/Maturity date	date/strike		amount	Value

Credit Suisse International

(2.915)/3 month USD-LIBOR-BBA/Apr-47	Apr-17/2.915		$1,860,700	$5,229

(3.315)/3 month USD-LIBOR-BBA/Apr-47	Apr-17/3.315		1,860,700	1,414

Total purchased swap options outstanding (cost $182,348)				$6,643

PURCHASED OPTIONS OUTSTANDING (0.3%)(a)
	Expiration		Contract
	date/strike price		amount	Value

Federal National Mortgage Association 30 yr 3.00% TBA commitments (Put)	Sep-16/$103.39		$8,000,000	$15,920

Federal National Mortgage Association 30 yr 3.00% TBA commitments (Put)	Sep-16/103.20		8,000,000	12,240

Federal National Mortgage Association 30 yr 3.00% TBA commitments (Put)	Aug-16/101.39		4,000,000	4

Federal National Mortgage Association 30 yr 3.00% TBA commitments (Put)	Aug-16/101.52		4,000,000	4

SPDR S&P 500 ETF Trust (Put)	Jun-17/175.00		195,135	758,950

SPDR S&P 500 ETF Trust (Put)	Jul-17/180.00		210,347	1,063,333

SPDR S&P 500 ETF Trust (Put)	May-17/177.00		214,212	726,033

SPDR S&P 500 ETF Trust (Put)	Apr-17/180.00		217,323	735,491

SPDR S&P 500 ETF Trust (Put)	Mar-17/175.00		225,080	542,578

SPDR S&P 500 ETF Trust (Put)	Feb-17/156.00		225,845	219,594

Total purchased options outstanding (cost $8,665,496)				$4,074,147

SHORT-TERM INVESTMENTS (22.2%)(a)
			Principal amount/shares	Value

Putnam Short Term Investment Fund 0.44%(AFF)		Shares	224,676,122	$224,676,122

U.S. Treasury Bills 0.315%, 10/20/16(SEGCCS)			481,000	480,725

U.S. Treasury Bills 0.283%, 10/13/16(SEG)(SEGSF)(SEGCCS)			622,000	621,700

U.S. Treasury Bills 0.285%, 9/22/16(SEG)(SEGSF)(SEGCCS)			12,765,000	12,760,788

U.S. Treasury Bills 0.255%, 8/18/16(SEGSF)(SEGCCS)			1,920,000	1,919,837

U.S. Treasury Bills 0.198%, 8/11/16(SEG)(SEGSF)(SEGCCS)			35,272,000	35,270,589

U.S. Treasury Bills 0.221%, 8/4/16(SEGSF)			10,796,000	10,795,902

SSgA Prime Money Market Fund Class N 0.34%(P)			2,170,000	2,170,000

Total short-term investments (cost $288,693,931)				$288,695,663

TOTAL INVESTMENTS

Total investments (cost $1,833,912,545)(b)				$1,863,421,826

FORWARD CURRENCY CONTRACTS at 7/31/16 (aggregate face value $324,606,636) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.
	Australian Dollar	Buy	10/19/16	$4,436,902	$4,349,258	$87,644
	British Pound	Sell	9/21/16	2,344,231	2,425,688	81,457
	Canadian Dollar	Buy	10/19/16	889,069	896,900	(7,831)
	Euro	Sell	9/21/16	1,325,666	1,222,744	(102,922)
	Hong Kong Dollar	Sell	8/18/16	2,770,815	2,771,658	843
	Japanese Yen	Sell	8/18/16	188,213	214,023	25,810
	Malaysian Ringgit	Buy	8/18/16	2,617,127	2,626,995	(9,868)
	Malaysian Ringgit	Sell	8/18/16	2,617,127	2,623,027	5,900
	Mexican Peso	Buy	10/19/16	2,541,928	2,574,190	(32,262)
	Mexican Peso	Sell	10/19/16	2,555,338	2,569,326	13,988
	New Zealand Dollar	Buy	10/19/16	2,995,069	2,962,822	32,247
	Norwegian Krone	Buy	9/21/16	5,178,839	5,184,392	(5,553)
	Swedish Krona	Sell	9/21/16	1,306,416	1,454,887	148,471
Barclays Bank PLC
	Australian Dollar	Buy	10/19/16	1,339,932	1,304,547	35,385
	British Pound	Buy	9/21/16	2,464,502	2,708,612	(244,110)
	Canadian Dollar	Sell	10/19/16	2,489,300	2,510,470	21,170
	Euro	Buy	9/21/16	21,126,972	21,087,897	39,075
	Japanese Yen	Sell	8/18/16	3,124,104	3,130,171	6,067
	New Zealand Dollar	Sell	10/19/16	1,157,724	1,145,243	(12,481)
	Norwegian Krone	Buy	9/21/16	2,591,897	2,619,437	(27,540)
	Swedish Krona	Sell	9/21/16	8,776,058	8,827,314	51,256
Citibank, N.A.
	Australian Dollar	Buy	10/19/16	2,700,637	2,646,133	54,504
	Canadian Dollar	Sell	10/19/16	4,122,707	4,158,848	36,141
	Euro	Buy	9/21/16	2,671,386	2,546,052	125,334
	New Zealand Dollar	Buy	10/19/16	6,313,504	6,244,807	68,697
	South African Rand	Buy	10/19/16	2,674,975	2,504,001	170,974
Credit Suisse International
	Australian Dollar	Buy	10/19/16	3,407,940	3,354,883	53,057
	British Pound	Sell	9/21/16	2,579,873	2,635,511	55,638
	Canadian Dollar	Sell	10/19/16	3,879,447	3,912,771	33,324
	Hong Kong Dollar	Sell	8/18/16	2,879,595	2,880,545	950
	Japanese Yen	Sell	8/18/16	2,821,806	2,625,615	(196,191)
	New Zealand Dollar	Buy	10/19/16	9,017,019	8,920,184	96,835
	Norwegian Krone	Sell	9/21/16	6,904,407	6,983,693	79,286
	Swedish Krona	Sell	9/21/16	10,213,101	10,370,306	157,205
Deutsche Bank AG
	Australian Dollar	Sell	10/19/16	1,365,101	1,337,926	(27,175)
	Euro	Buy	9/21/16	2,614,250	2,575,581	38,669
	Japanese Yen	Sell	8/18/16	252,636	113,501	(139,135)
Goldman Sachs International
	Australian Dollar	Buy	10/19/16	6,886,609	6,794,039	92,570
	British Pound	Sell	9/21/16	7,583,318	7,854,849	271,531
	Canadian Dollar	Buy	10/19/16	2,695,401	2,693,263	2,138
	Euro	Buy	9/21/16	7,882,072	7,857,549	24,523
	Indonesian Rupiah	Buy	8/18/16	2,627,334	2,552,967	74,367
	Japanese Yen	Sell	8/18/16	3,913,258	3,893,346	(19,912)
	Mexican Peso	Buy	10/19/16	2,541,928	2,605,709	(63,781)
	Mexican Peso	Sell	10/19/16	2,573,980	2,576,572	2,592
	New Zealand Dollar	Buy	10/19/16	1,063,658	1,049,180	14,478
	Norwegian Krone	Buy	9/21/16	2,623,498	2,615,470	8,028
	Russian Ruble	Buy	9/21/16	3,534	279	3,255
	South African Rand	Buy	10/19/16	168,089	69,742	98,347
	South Korean Won	Buy	8/18/16	2,794,255	2,683,788	110,467
	South Korean Won	Sell	8/18/16	2,794,256	2,641,736	(152,520)
	Swedish Krona	Sell	9/21/16	9,173,303	9,270,672	97,369
HSBC Bank USA, National Association
	Australian Dollar	Buy	10/19/16	129,558	120,630	8,928
	British Pound	Sell	9/21/16	2,579,873	2,635,561	55,688
	Canadian Dollar	Buy	10/19/16	1,839,585	1,837,884	1,701
	Euro	Buy	9/21/16	1,359,948	1,312,191	47,757
	Hong Kong Dollar	Sell	8/18/16	2,767,244	2,768,372	1,128
	New Zealand Dollar	Sell	10/19/16	2,584,043	2,584,679	636
	Polish Zloty	Sell	9/21/16	115,286	133,731	18,445
JPMorgan Chase Bank N.A.
	Australian Dollar	Buy	10/19/16	3,504,976	3,468,160	36,816
	British Pound	Sell	9/21/16	11,794,801	12,034,979	240,178
	Canadian Dollar	Buy	10/19/16	6,645,490	6,671,486	(25,996)
	Euro	Buy	9/21/16	5,230,405	5,283,239	(52,834)
	Hong Kong Dollar	Sell	8/18/16	2,108,300	2,109,513	1,213
	Indonesian Rupiah	Buy	11/16/16	2,593,492	2,567,237	26,255
	Japanese Yen	Sell	8/18/16	2,977,993	2,902,220	(75,773)
	New Zealand Dollar	Buy	10/19/16	8,270,608	8,207,313	63,295
	Norwegian Krone	Buy	9/21/16	2,233,000	2,319,320	(86,320)
	Russian Ruble	Buy	9/21/16	2,472,381	2,535,689	(63,308)
	Swedish Krona	Sell	9/21/16	23,308,723	23,859,595	550,872
Royal Bank of Scotland PLC (The)
	Australian Dollar	Buy	10/19/16	2,501,258	2,456,143	45,115
	British Pound	Sell	9/21/16	2,298,930	2,292,543	(6,387)
	Canadian Dollar	Sell	10/19/16	2,216,543	2,278,682	62,139
	Euro	Sell	9/21/16	2,734,236	2,794,078	59,842
	Japanese Yen	Sell	8/18/16	4,815,269	4,712,558	(102,711)
	New Zealand Dollar	Sell	10/19/16	35,841	60,586	24,745
	Norwegian Krone	Sell	9/21/16	427,789	470,239	42,450
State Street Bank and Trust Co.
	Australian Dollar	Sell	10/19/16	113,942	111,662	(2,280)
	Brazilian Real	Sell	10/3/16	1,018,356	949,208	(69,148)
	British Pound	Sell	9/21/16	2,322,640	2,493,239	170,599
	Canadian Dollar	Sell	10/19/16	7,698,903	7,699,972	1,069
	Japanese Yen	Sell	8/18/16	2,584,685	2,532,092	(52,593)
	Singapore Dollar	Buy	8/18/16	2,699,360	2,670,132	29,228
	Singapore Dollar	Sell	8/18/16	2,699,360	2,666,524	(32,836)
UBS AG
	Euro	Buy	9/21/16	2,451,021	2,411,076	39,945
	Japanese Yen	Buy	8/18/16	2,731,660	2,674,802	56,858
	Japanese Yen	Sell	8/18/16	2,802,285	2,671,533	(130,752)
WestPac Banking Corp.
	Australian Dollar	Buy	10/19/16	2,637,185	2,588,786	48,399
	Canadian Dollar	Buy	10/19/16	2,520,254	2,541,863	(21,609)

Total						$2,189,065

FUTURES CONTRACTS OUTSTANDING at 7/31/16 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

DAX Index (Short)	16	$4,617,789	Sep-16	$(297,374)
Euro-CAC 40 Index (Short)	110	5,459,699	Aug-16	(110,375)
FTSE 100 Index (Short)	34	3,004,244	Sep-16	(116,265)
S&P 500 Index E-Mini (Long)	20	2,168,200	Sep-16	(340)
S&P 500 Index E-Mini (Short)	833	90,305,530	Sep-16	(2,342,941)
S&P Mid Cap 400 Index E-Mini (Long)	496	77,222,240	Sep-16	2,043,144
SPI 200 Index (Long)	4	$419,416	Sep-16	25,673
Tokyo Price Index (Short)	25	3,255,011	Sep-16	41,751
U.S. Treasury Bond 30 yr (Long)	109	19,013,688	Sep-16	1,249,877
U.S. Treasury Bond Ultra 30 yr (Short)	78	14,861,438	Sep-16	(1,231,093)
U.S. Treasury Note 2 yr (Long)	178	38,982,000	Sep-16	211,021
U.S. Treasury Note 5 yr (Short)	300	36,604,688	Sep-16	(627,347)
U.S. Treasury Note 10 yr (Long)	1,674	222,720,469	Sep-16	6,117,231
U.S. Treasury Note Ultra 10 yr (Short)	17	2,485,453	Sep-16	(90,479)

Total				$4,872,483

WRITTEN SWAP OPTIONS OUTSTANDING at 7/31/16 (premiums $1,944,094) (Unaudited)

Counterparty
Fixed Obligation % to receive or (pay)/	Expiration	Contract
Floating rate index/Maturity date	date/strike	amount	Value

Credit Suisse International

2.515/3 month USD-LIBOR-BBA/Apr-47	Apr-17/2.515	$1,860,700	$21,189
JPMorgan Chase Bank N.A.

(6.00 Floor)/3 month USD-LIBOR-BBA/Mar-18	Mar-18/6.00	9,893,000	901,084

Total			$922,273

WRITTEN OPTIONS OUTSTANDING at 7/31/16 (premiums $267,804) (Unaudited)

	Expiration	Contract
	date/strike price	amount	Value

Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Sep-16/$102.97	$8,000,000	$8,640
Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Sep-16/102.78	8,000,000	6,560
Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Sep-16/102.55	8,000,000	4,640
Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Sep-16/102.36	8,000,000	3,440
Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Aug-16/100.68	4,000,000	4
Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Aug-16/99.97	4,000,000	4
Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Aug-16/100.09	4,000,000	4
Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Aug-16/100.80	4,000,000	4
SPDR S&P 500 ETF Trust (Call)	Aug-16/223.50	456,217	105,501
SPDR S&P 500 ETF Trust (Call)	Aug-16/223.00	195,522	34,785

Total			$163,582

TBA SALE COMMITMENTS OUTSTANDING at 7/31/16 (proceeds receivable $276,711,484) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value

Federal National Mortgage Association, 3.50%, 8/1/46	$24,000,000	6/24/16	$25,348,126
Federal National Mortgage Association, 3.00%, 8/1/46	242,000,000	6/13/16	251,850,150

Total			$277,198,276

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 7/31/16 (Unaudited)

				Upfront		Payments	Payments	Unrealized
				premium	Termination	made by	received by	appreciation/
	Notional amount			received (paid)	date	fund per annum	fund per annum	(depreciation)

		$338,690,500	(E)	$725,811	9/21/18	1.12%	3 month USD-LIBOR-BBA	$(706,172)
		42,099,700	(E)	269,874	9/21/21	1.40%	3 month USD-LIBOR-BBA	(404,352)
		274,276,200	(E)	(2,997,005)	9/21/26	3 month USD-LIBOR-BBA	1.75%	6,990,488
		41,156,800	(E)	448,827	9/21/26	1.75%	3 month USD-LIBOR-BBA	(1,049,857)
		22,383,400	(E)	(526,396)	9/21/46	3 month USD-LIBOR-BBA	2.17%	1,842,819
		9,811,000		(37)	6/6/18	3 month USD-LIBOR-BBA	1.0355%	33,616
		2,949,000	(E)	8,431	9/21/18	1.05%	3 month USD-LIBOR-BBA	62
		70,584,000	(E)	(537,682)	9/21/21	3 month USD-LIBOR-BBA	1.30%	245,872
		4,486,000	(E)	(77,015)	9/21/26	3 month USD-LIBOR-BBA	1.65%	43,340
		7,667,100		(29,918)	7/15/26	3 month USD-LIBOR-BBA	1.4825%	69,545
		20,200,000		(76)	6/29/18	3 month USD-LIBOR-BBA	0.711%	(61,319)
		20,200,000		(76)	6/29/18	3 month USD-LIBOR-BBA	0.7115%	(61,128)
		20,200,000		(76)	6/29/18	3 month USD-LIBOR-BBA	0.716%	(59,310)
		27,676,000		(224)	7/7/21	0.93974%	3 month USD-LIBOR-BBA	141,113
		21,888,800	(E)	(83)	2/27/19	0.80%	3 month USD-LIBOR-BBA	68,451
		24,974,000		(202)	7/8/21	3 month USD-LIBOR-BBA	0.934%	(135,262)
		20,438,600	(E)	(71,533)	9/21/26	1.300%	3 month USD-LIBOR-BBA	65,753
		11,801,000		(156)	7/13/26	1.319%	3 month USD-LIBOR-BBA	31,100
		5,885,000		(78)	7/19/26	3 month USD-LIBOR-BBA	1.397%	27,053
		12,795,000		(170)	7/20/26	1.44191%	3 month USD-LIBOR-BBA	(113,875)
		17,975,000		(238)	7/29/26	3 month USD-LIBOR-BBA	1.4245%	122,846
		43,329,000		(163)	7/29/18	3 month USD-LIBOR-BBA	0.954%	55,877
	AUD	76,000	(E)	(1,187)	9/28/26	6 month AUD-BBR-BBSW	2.35%	34
	AUD	731,000	(E)	96	9/28/18	3 month AUD-BBR-BBSW	1.75%	827
	AUD	60,000	(E)	30	9/28/21	2.05%	6 month AUD-BBR-BBSW	(245)
	CAD	66,000	(E)	38	9/21/18	3 month CAD-BA-CDOR	0.90%	14
	CAD	19,609,000	(E)	145,894	9/21/26	1.50%	3 month CAD-BA-CDOR	(145,961)
	CAD	26,867,000	(E)	50,996	9/21/21	1.05%	3 month CAD-BA-CDOR	(26,890)
	CHF	6,610,000	(E)	113,125	9/21/26	6 month CHF-LIBOR-BBA	0.15%	(28,794)
	CHF	17,000	(E)	(11)	9/21/18	0.70%	6 month CHF-LIBOR-BBA	3
	CHF	27,474,000	(E)	189,145	9/21/21	6 month CHF-LIBOR-BBA	0.55%	17,617
	EUR	23,204,000	(E)	41,115	9/21/21	0.05%	6 month EUR-EURIBOR-REUTERS	(210,703)
	EUR	14,600,000	(E)	(93,223)	9/21/26	6 month EUR-EURIBOR-Telerate	0.55%	341,844
	GBP	20,000	(E)	144	9/21/18	0.75%	6 month GBP-LIBOR-BBA	(6)
	GBP	6,482,000	(E)	166,782	9/21/21	1.00%	6 month GBP-LIBOR-BBA	(27,378)
	GBP	6,311,000	(E)	(337,072)	9/21/26	6 month GBP-LIBOR-BBA	1.35%	99,076
	NOK	25,180,000	(E)	(18,241)	9/21/26	6 month NOK-NIBOR-NIBR	1.50%	27,331
	NOK	1,918,000	(E)	(1)	9/21/18	0.80%	6 month NOK-NIBOR-NIBR	604
	NOK	112,057,000	(E)	69,908	9/21/21	1.10%	6 month NOK-NIBOR-NIBR	6,570
	NZD	42,920,000	(E)	342,585	9/21/21	2.50%	3 month NZD-BBR-FRA	(159,099)
	NZD	7,743,000	(E)	175,171	9/21/26	2.90%	3 month NZD-BBR-FRA	(37,750)
	NZD	202,000	(E)	(114)	9/21/18	3 month NZD-BBR-FRA	2.25%	503
	SEK	120,224,000	(E)	(210,751)	9/21/26	3 month SEK-STIBOR-SIDE	1.10%	391,802
	SEK	110,490,000	(E)	(192,404)	9/21/21	3 month SEK-STIBOR-SIDE	0.30%	26,329

	Total			$(2,346,160)	$7,422,388
(E)	Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 7/31/16 (Unaudited)

		Upfront		Payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

Bank of America N.A.
baskets	2,620,360	$—	4/18/17	(3 month USD-LIBOR-BBA plus 0.10%)	A basket (MLTRFCF8) of common stocks	$3,094,853
units	64,982	—	4/18/17	3 month USD-LIBOR-BBA minus 0.07%	Russell 1000 Total Return Index	(1,857,245)
Barclays Bank PLC
	$399,542	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	355
	171,270	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	371
	706,697	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	628
	23,889	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	58
	2,616,650	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	2,324
	4,036,828	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	4,626
	2,674,699	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	3,065
	5,700	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	7
	786,716	—	1/12/39	(6.00%) 1 month USD-LIBOR	Synthetic MBX Index 6.00% 30 year Fannie Mae pools	(1,390)
	564,722	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	1,366
	1,267,961	—	1/12/43	(3.50%) 1 month USD-LIBOR	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	(2,289)
	2,854,414	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(4,313)
	2,496,769	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(1,561)
	12,152,517	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(1,910)
	12,759,927	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(43,789)
Citibank, N.A.
	909,089	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(143)
	431,050	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(68)
baskets	762,461	—	11/10/16	3 month USD-LIBOR-BBA minus 0.55%	A basket ( CGPUTS48) of common stocks	(2,897,735)
baskets	1,221	—	12/16/16	(3 month USD-LIBOR-BBA plus 0.37%)	A basket (CGPUTQL2) of common stocks	368,225
units	48,917	—	10/17/16	3 month USD-LIBOR-BBA minus 0.30%	MSCI Emerging Markets TR Net USD	(87,027)
units	106,667	—	3/17/17	3 month USD-LIBOR-BBA minus 0.14%	MSCI Emerging Markets TR Net USD	(2,692,817)
units	26,539	—	11/23/16	3 month USD-LIBOR-BBA minus 0.05%	Russell 1000 Total Return Index	(624,058)
Credit Suisse International
	$543,226	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(85)
	824,920	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	1,448
	458,408	—	1/12/43	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	827
	2,535,922	—	1/12/43	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	4,578
	115,651	—	1/12/43	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	209
	103,115	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	181
	5,354,860	—	1/12/45	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	8,579
	595,578	—	1/12/45	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	954
	3,834,822	—	1/12/45	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	6,946
	2,275,505	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(3,993)
Deutsche Bank AG
baskets	537,071	—	7/3/17	(3 month USD-LIBOR-BBA plus 0.31%)	A basket (DBCT13LP) of common stocks	7,176,682
baskets	537,331	—	7/3/17	3 month USD-LIBOR-BBA minus 0.45%	A basket (DBCT13SP) of common stocks	(3,825,460)
Goldman Sachs International
	$607,444	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	1,470
	468,598	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	1,134
	1,488,558	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	3,225
	845,199	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	2,045
	621,426	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(2,133)
	233,473	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(801)
	6,533	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	14
	576,453	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	1,249
	851,288	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(2,921)
	44,166	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(152)
	117,743	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(404)
	15,531	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	38
	665,696	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	1,611
	1,081,501	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	2,343
	135,566	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	238
	3,824,112	—	1/12/45	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	6,127
	1,842,019	—	1/12/43	(3.50%) 1 month USD-LIBOR	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	(3,325)
baskets	2,284,023	—	12/15/20	(1 month USD-LIBOR-BBA plus 0.44%)	A basket (GSCBPUR1) of common stocks	2,350,976
units	598,021	—	12/15/20	(0.45%)	Goldman Sachs Volatility Carry US Scaled 3x Excess Return Strategy	582,640
units	18,233	—	12/12/16	1 month USD-LIBOR-BBA minus 0.17%	MSCI Emerging Markets TR Net USD	(53,442)
units	532,837	—	12/15/20	(0.45%)	Goldman Sachs Volatility Carry US Series 30 Excess Return Strategy	544,736
JPMorgan Chase Bank N.A.
	$927,731	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	1,628
	284,173	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	499
baskets	2,230,840	—	4/25/16	3 month USD-LIBOR-BBA minus 0.44%	A basket (JPCMPTSH) of common stocks	(18,882,678)
JPMorgan Securities LLC
	$1,980,222	(14,233)	1/12/44	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(10,163)
UBS AG
units	334,533	—	8/19/16	1 month USD-LIBOR-BBA minus 0.25%	MSCI Emerging Markets TR Net USD	(841,491)

Total		$(14,233)	$(17,665,138)

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING at 7/31/16 (Unaudited)

			Upfront			Payments
			premium		Termi-	received	Unrealized
	Swap counterparty/		received	Notional	nation	(paid) by fund	appreciation/
	Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

	Barclays Bank PLC
	CMBX NA BBB- Index	BBB-/P	$2,153	$383,000	1/17/47	300 bp	$(24,319)
	Credit Suisse International
	CMBX NA BB Index	—	(30,173)	215,000	1/17/47	(500 bp)	1,846
	CMBX NA BB Index	—	(150,100)	8,504,000	5/11/63	(500 bp)	730,300
	CMBX NA BBB- Index	BBB-/P	3,925	37,000	1/17/47	300 bp	1,367
	CMBX NA BBB- Index	BBB-/P	15,469	154,000	1/17/47	300 bp	4,825
	CMBX NA BBB- Index	BBB-/P	70,419	2,053,000	1/17/47	300 bp	(71,477)
	CMBX NA BBB- Index	BBB-/P	935,246	26,277,000	1/17/47	300 bp	(880,933)
	CMBX NA BBB- Index	BBB-/P	3,080,988	41,242,000	1/17/47	300 bp	230,478
	Goldman Sachs International
	CMBX NA BB Index	—	(457,277)	4,470,000	5/11/63	(500 bp)	7,354
	CMBX NA BB Index	—	(89,586)	592,000	1/17/47	(500 bp)	(1,256)
	CMBX NA BBB- Index	BBB-/P	2,551	715,000	1/17/47	300 bp	(46,867)
	CMBX NA BBB- Index	BBB-/P	2,562	718,000	1/17/47	300 bp	(47,064)
	CMBX NA BBB- Index	BBB-/P	796	737,000	1/17/47	300 bp	(50,143)
	CMBX NA BBB- Index	BBB-/P	7,622	979,000	1/17/47	300 bp	(60,043)
	CMBX NA BBB- Index	BBB-/P	4,268	1,088,000	1/17/47	300 bp	(70,931)
	CMBX NA BBB- Index	BBB-/P	6,292	1,472,000	1/17/47	300 bp	(95,448)
	CMBX NA BBB- Index	BBB-/P	5,248	1,472,000	1/17/47	300 bp	(96,492)
	CMBX NA BBB- Index	BBB-/P	5,248	1,472,000	1/17/47	300 bp	(96,492)
	CMBX NA BBB- Index	BBB-/P	16,641	1,671,000	1/17/47	300 bp	(98,853)
	CMBX NA BBB- Index	BBB-/P	132,619	4,918,000	1/17/47	300 bp	(207,297)
	CMBX NA BBB- Index	BBB-/P	17,485	584,000	1/17/47	300 bp	(22,879)
	CMBX NA BBB- Index	BBB-/P	21,796	1,034,000	1/17/47	300 bp	(49,670)
	CMBX NA BBB- Index	BBB-/P	45,269	1,049,000	1/17/47	300 bp	(27,234)
	CMBX NA BBB- Index	BBB-/P	42,227	1,049,000	1/17/47	300 bp	(30,276)
	CMBX NA BBB- Index	BBB-/P	42,227	1,049,000	1/17/47	300 bp	(30,276)
	CMBX NA BBB- Index	BBB-/P	44,437	1,069,000	1/17/47	300 bp	(29,449)
	CMBX NA BBB- Index	BBB-/P	11,822	1,535,000	1/17/47	300 bp	(94,272)
	CMBX NA BBB- Index	BBB-/P	67,933	2,132,000	1/17/47	300 bp	(79,423)
	CMBX NA BBB- Index	BBB-/P	300,163	2,164,000	1/17/47	300 bp	150,595

	Total		$4,158,270	$(1,084,329)

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***	Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at July 31, 2016. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor's classifications.

(a)	Terminating on the date on which the notional amount is reduced to zero or the date on which the assets securing the reference entity are liquidated.

CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING at 7/31/16 (Unaudited)

			Upfront			Payments
			premium		Termi-	received	Unrealized
			received	Notional	nation	(paid) by fund	appreciation/
	Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

	NA HY Series 26 Index	—	$1,328,006	$54,709,000	6/20/21	(500 bp)	$(1,280,702)

	Total		$1,328,006	$(1,280,702)

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***	Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at July 31, 2016. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor's classifications.

Key to holding's currency abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
ETF	Exchange Traded Fund
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period
GDR	Global Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period.
IO	Interest Only
JSC	Joint Stock Company
OAO	Open Joint Stock Company
OJSC	Open Joint Stock Company
PJSC	Public Joint Stock Company
PO	Principal Only
SPDR	S&P Depository Receipts
TBA	To Be Announced Commitments

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from November 1, 2015 through August 31, 2016 (the reporting period). Within the following notes to the portfolio, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $1,301,890,081.
(CLN)	The value of the commodity linked notes, which are marked to market daily, may be based on a multiple of the performance of the index. The multiple (or leverage) will increase the volatility of the note's value relative to the change in the underlying index.
(b)	The aggregate identified cost on a tax basis is $1,836,431,465, resulting in gross unrealized appreciation and depreciation of $80,070,298 and $52,904,232, respectively, or net unrealized appreciation of $26,990,361.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Money Market Liquidity Fund and Putnam Short Term Investment Fund, which are under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Money Market Liquidity Fund*	$1	$3,414,550	$3,414,551	$52	$—
	Putnam Short Term Investment Fund*	115,794,966	696,267,026	587,385,870	577,329	224,676,122
	Totals	$115,794,967	$699,681,576	$590,800,421	$577,381	$224,676,122
* Management fees charged to Putnam Money Market Liquidity Fund and Putnam Short Term Investment Fund have been waived by Putnam Management.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder's portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs.
(i)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
At the close of the reporting period, the fund maintained liquid assets totaling $759,520,200 to cover certain derivative contracts and delayed delivery securities.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
Options contracts: The fund used options contracts to hedge duration and convexity, to isolate prepayment risk, to gain exposure to interest rates, to hedge against changes in values of securities it owns, owned or expects to own, to hedge prepayment risk, to generate additional income for the portfolio, to enhance returns on securities owned, to enhance the return on a security owned, to gain exposure to securities and to manage downside risks.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
Futures contracts: The fund used futures contracts to manage exposure to market risk, to hedge prepayment risk, to hedge interest rate risk, to gain exposure to interest rates, for hedging treasury term structure risk, for yield curve positioning and to equitize cash.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as "variation margin".
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk and to gain exposure to currencies.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rate risk, to gain exposure on interest rates, for hedging term structure risk, for yield curve positioning, for gaining exposure to rates in various countries and to hedge prepayment risk.
An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund's maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
Total return swap contracts: The fund entered into OTC total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, to manage exposure to specific sectors or industries, to manage exposure to specific securities, to gain exposure to a basket of securities, to gain exposure to specific markets or countries, and to gain exposure to specific sectors or industries.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund's maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty.
For the fund's average notional amount on OTC total return swap contracts, see the appropriate table at the end of these footnotes.
Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, to hedge market risk, and to gain exposure on individual names and/or baskets of securities.
In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund's maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
The fund may also enter into TBA sale commitments to hedge its portfolio positions to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
Unsettled TBA commitments are valued at their fair value according to the procedures described under "Security valuation" above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $726,560 at the close of the reporting period.
Collateral pledged by the fund is segregated by the fund's custodian and identified in the fund's portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund's net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund's net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty's long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund's counterparties to elect early termination could impact the fund's future derivative activity.
At the close of the reporting period, the fund had a net liability position of $25,434,353 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $25,466,354 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Basic materials	$24,375,666	$—	$—
Capital goods	28,977,277	—	—
Communication services	35,466,903	—	—
Consumer cyclicals	53,956,120	—	—
Consumer staples	50,744,807	—	—
Energy	25,564,754	—	—
Financials	93,540,632	—	—
Health care	44,909,350	—	—
Technology	78,221,012	—	—
Transportation	11,347,337	—	—
Utilities and power	19,911,392	—	—
Total common stocks	467,015,250	—	—
Commodity linked notes	—	102,971,171	—
Corporate bonds and notes	—	131,983,965	—
Foreign government and agency bonds and notes		13,741,347
Investment companies	96,951,259	—	—
Mortgage-backed securities	—	140,064,089	3,281,576
Purchased options outstanding	—	4,074,147	—
Purchased swap options outstanding	—	6,643	—
Senior loans	—	43,582,126	—
U.S. government and agency mortgage obligations	—	549,453,949	—
U.S. treasury obligations	—	232,693	—
Warrants	—	21,367,948	—
Short-term investments	226,846,122	61,849,541	—

Totals by level	$790,812,631	$1,069,327,619	$3,281,576

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$2,189,065	$—
Futures contracts	4,872,483	—	—
Written options outstanding	—	(163,582)	—
Written swap options outstanding	—	(922,273)	—
TBA sale commitments	—	(277,198,276)	—
Interest rate swap contracts	—	9,768,548	—
Total return swap contracts	—	(17,650,905)	—
Credit default contracts	—	(7,851,307)	—

Totals by level	$4,872,483	$(291,828,730)	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
The following is a reconciliation of Level 3 assets as of the close of the reporting period:

Investments in securities:	Balance as of 10/31/15	Accrued discounts/ premiums	Realized gain/(loss)	Change in net unrealized appreciation/ (depreciation) #	Cost of purchases	Proceeds from sales	Total transfers into Level 3 †	Total transfers out of Level 3 †	Balance as of 7/31/16
Asset-backed securities	$6,477,000	—	—	—	—	(6,477,000)	—	—	$—
Mortgage-backed securities	$14,343,168	$(1,502,125)	$5,133	$191,876	$1,028,522	$(406,463)	$1,447,578	$(11,826,113)	$3,281,576
Totals	$20,820,168	$(1,502,125)	$5,133	$191,876	$1,028,522	$(6,883,463)	$1,447,578	$(11,826,113)	$3,281,576

† Transfers during the reporting period are accounted for using the end of period market value and did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period.
# Includes $100,074 related to Level 3 securities still held at period end. Total change in unrealized appreciation/(depreciation) for securities (including Level 1 and Level 2) can be found in the Statement of operations.
During the reporting period, transfers between Level 1 and Level 2 within the fair value hierarchy, if any, did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Credit contracts	$1,465,380	$9,316,687
Foreign exchange contracts	3,952,893	1,763,828
Equity contracts	41,642,607	34,769,534
Interest rate contracts	23,394,815	8,914,879

Total	$70,455,695	$54,764,928

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased equity option contracts (contract amount)		$1,600,000
Purchased TBA commitment option contracts (contract amount)		$16,900,000
Purchased swap option contracts (contract amount)		$178,700,000
Written equity option contracts (contract amount) (Note 3)		$990,000
Written TBA commitment option contracts (contract amount) (Note 3)		$33,800,000
Written swap option contracts (contract amount)		176,600,000
Futures contracts (number of contracts)		5,000
Forward currency contracts (contract amount)		$480,800,000
Centrally cleared interest rate swap contracts (notional)		$2,025,800,000
OTC total return swap contracts (notional)		$2,282,400,000
OTC credit default contracts (notional)		$179,900,000
Centrally cleared credit default contracts (notional)		117,600,000
Warrants (number of warrants)		5,700,000

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(d)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Bank of America N.A.	Barclays Bank PLC	Barclays Capital Inc. (clearing broker)	Citibank, N.A.	Credit Suisse International	Deutsche Bank AG	Goldman Sachs International	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	JPMorgan Securities LLC	Merrill Lynch, Pierce, Fenner & Smith, Inc.	Royal Bank of Scotland PLC (The)	State Street Bank and Trust Co.	UBS AG	WestPac Banking Corp.	Total

	Assets:
	Centrally cleared interest rate swap contracts§	—	—	6,220,195	—	—	—	—	—	—	—	—	—	—	—	—	6,220,195
	OTC Total return swap contracts*#	3,094,853	12,800	—	368,225	23,722	7,176,682	3,497,846	—	2,127	4,070	—	—	—	—	—	14,180,325
	OTC Credit default contracts*#	—	—	—	—	912,419	—	552,961	—	—	—	—	—	—	—	—	1,465,380
	Centrally cleared credit default contracts§	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
	Futures contracts§	—	—	—	—	—	—	—	—	—	—	883,056	—	—	—	—	883,056
	Forward currency contracts#	396,360	152,953	—	455,650	476,295	38,669	799,665	134,283	918,629	—	—	234,291	200,896	96,803	48,399	3,952,893
	Purchased swap options#	—	—	—	—	6,643	—	—	—	—	—	—	—	—	—	—	6,643
	Purchased options#	—	—	—	2,777,368	—	—	—	—	1,296,779	—	—	—	—	—	—	4,074,147

	Total Assets	$3,491,213	$165,753	$6,220,195	$3,601,243	$1,419,079	$7,215,351	$4,850,472	$134,283	$2,217,535	$4,070	$883,056	$234,291	$200,896	$96,803	$48,399	$30,782,639

	Liabilities:
	Centrally cleared interest rate swap contracts§	—	—	5,051,347	—	—	—		—	—	—	—	—	—	—	—	5,051,347
	OTC Total return swap contracts*#	1,857,245	55,252	—	6,301,848	4,078	3,825,460	63,178	—	18,882,678	—	—	—	—	841,491	—	31,831,230
	OTC Credit default contracts*#	—	26,472	—	—	4,821,787	—	1,859,720	—	—	—	—	—	—	—	—	6,707,979
	Centrally cleared credit default contracts§	—	—	206,406	—	—	—	—	—	—	—	—	—	—	—	—	206,406
	Futures contracts§	—	—	—	—	—	—	—	—	—	—	101,647	—	—	—	—	101,647
	Forward currency contracts#	158,436	284,131	—	—	196,191	166,310	236,213	—	304,231	—	—	109,098	156,857	130,752	21,609	1,763,828
	Written swap options#	—	—	—	—	21,189	—	—	—	901,084	—	—	—	—	—	—	922,273
	Written options#	—	—	—	140,286	—	—	—	—	23,296	—	—	—	—	—	—	163,582

	Total Liabilities	$2,015,681	$365,855	$5,257,753	$6,442,134	$5,043,245	$3,991,770	$2,159,111	$—	$20,111,289	$—	$101,647	$109,098	$156,857	$972,243	$21,609	$46,748,292

	Total Financial and Derivative Net Assets	$1,475,532	$(200,102)	$962,442	$(2,840,891)	$(3,624,166)	$3,223,581	$2,691,361	$134,283	$(17,893,754)	$4,070	$781,409	$125,193	$44,039	$(875,440)	$26,790	$(15,965,653)
	Total collateral received (pledged)##†	$1,475,532	$(200,102)	$—	$(2,840,891)	$(3,579,358)	$1,980,000	$398,554	$134,283	$(16,888,149)	$—	$—	$125,193	$44,039	$(875,440)	$—
	Net amount	$—	$—	$962,442	$—	$(44,808)	$1,243,581	$2,292,807	$—	$(1,005,605)	$4,070	$781,409	$—	$—	$—	$26,790

*	Excludes premiums, if any.

†	Additional collateral may be required from certain brokers based on individual agreements.

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

§	Includes current day's variation margin only, which is not collateralized. Cumulative appreciation/(depreciation) for futures contracts and centrally cleared swap contracts is represented in the tables listed after the fund's portfolio.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: September 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: September 29, 2016

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: September 29, 2016